As filed with the Securities and Exchange Commission on August 30, 2013
Securities Act File No. 333-174323
Investment Company Act File No. 811-22558

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 7	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 9	[X]

(Check appropriate box or boxes)

Brookfield Investment Funds
(Exact Name of Registrant as Specified in Charter)

Brookfield Place, 250 Vesey Street
New York, New York 10281-1023
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 549-8408

Kim G. Redding
Brookfield Investment Management Inc.
Brookfield Place, 250 Vesey Street
New York, New York 10281-1023
(Name and Address of Agent for Service)

Copies to:

Brian F. Hurley, Esq.	Michael R. Rosella, Esq.
Brookfield Investment Management Inc.	Paul Hastings LLP
Brookfield Place 250 Vesey Street	75 East 55th Street New York, New York 10022
New York, New York 10281-1023

Approximate Date Of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective: (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a) (1)
[ ] on (April 30, 2013) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 7 to the Registration Statement of the Brookfield Investment Funds (the “Trust”) is being filed to add one new series to the Trust: Brookfield U.S. Listed Real Estate Fund.

SUBJECT TO COMPLETION, DATED August 30, 2013

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BROOKFIELD INVESTMENT FUNDS

Brookfield U.S. Listed Real Estate Fund
Class A – [          ]
Class C – [          ]
Class Y –  [          ]

Prospectus
[           ], 2013

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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SUMMARY

BROOKFIELD U.S. LISTED REAL ESTATE FUND

INVESTMENT OBJECTIVE

The Brookfield U.S. Listed Real Estate Fund (the “Fund” or the “U.S. Real Estate Fund”) seeks total return through growth of capital and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page 28 of the Fund’s Prospectus.

	CLASS A SHARES	CLASS C SHARES	CLASS Y SHARES
SHAREHOLDER FEES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses1	0.83%	0.83%	0.83%
Total Annual Fund Operating Expenses	1.83%	2.58%	1.58%
Less Fee Waiver and/or Expense Reimbursement2	-0.63%	-0.63%	-0.63%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement2	1.20%	1.95%	0.95%

1	“Other Expenses” are estimated for the first year of operations.
2
Brookfield Investment Management Inc., the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and  expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.20% for Class A Shares, 1.95% for Class C Shares, and 0.95% for Class Y Shares.  The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2015 and may not be terminated by the Fund or the Adviser before such time.  Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class A Shares	$591	$838
Class C Shares	$298	$712
Class Y Shares	$97	$303

You would pay the following expenses if you did not redeem your shares:

	1 YEAR	3 YEARS

Class A Shares	$591	$838
Class C Shares	$298	$612
Class Y Shares	$97	$303

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in real estate investment trusts (“REITs”) and other securities in the real estate industry.  Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic stock exchange (the “80% Policy”).  The Fund may also invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including below-investment grade rated securities, as described in this Prospectus.

The Fund defines a real estate company as any company that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) invests at least 50% of its assets in such real estate.

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For purposes of selecting investments, the Fund defines the real estate industry broadly.  It includes, but is not limited to, the following:

•	REITs;
•	real estate operating companies;
•	brokers, developers, and builders of residential, commercial, and industrial properties;
•	property management firms;
•	finance, mortgage, and mortgage servicing firms;
•	construction supply and equipment manufacturing companies; and
•	firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties.  A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets tax-related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders.

The Fund may change the 80% Policy without shareholder approval.  The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.  The Fund is non-diversified which means it may focus its investments in a limited number of issuers.

The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  The Fund may use derivatives for a variety of purposes, including:

•	as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;
•	as a substitute for purchasing or selling securities;
•	to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and
•	to manage the Fund’s portfolio characteristics.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including obligations of the U.S. Government, floating rate loans and money-market instruments.  As part of the 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) that may be invested in fixed income securities, up to 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) may be invested in below investment grade (“junk”) fixed income securities, of which 5% may be invested in fixed income securities rated “CCC” or lower by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or non-rated securities of comparable quality.  The Fund, however, may not invest in securities in default.

The Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in foreign securities, including in emerging markets.  The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  In addition, the Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in securities deemed illiquid and may make short sales of securities in an amount not to exceed 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes).  Securities in which the Fund may invest include, but are not limited to, common equity shares, preferred equity shares, and units of beneficial interest in real estate companies.  The Fund retains the ability to invest in real estate companies of any market size capitalization.  The Fund does not invest in real estate directly.

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The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows.  The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management Inc. and its affiliates, which provides extensive owner/operator insights into industry drivers and trends.  The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends.  The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation.  The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors.  The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile.  A security may also be sold due to changes in portfolio strategy or cash flow needs.

No assurance can be given that the Fund’s investment objective will be achieved.  The Fund’s policy of concentration in companies in the real estate industry is a fundamental policy of the Fund.  This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended.

PRINCIPAL RISKS

The following summarizes the principal risks that have been identified for the Fund.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk.  The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.  The Fund may experience a substantial or complete loss on any individual security.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees of the Fund may determine to liquidate the Fund. It is anticipated that shortly following the commencement of operations of the Fund, the Adviser or an affiliate (the “Adviser Investor”) will own a significant amount of the Fund’s shares (the “Adviser’s Investment”).  The Adviser’s Investment will be made, among other reasons, to enable the Fund to reach critical mass in a shorter period of time thus allowing the Fund to implement the portfolio investment objectives and strategies more efficiently.  A partial or complete redemption of the Adviser’s Investment may have a material adverse effect on the Fund’s expense ratio, portfolio turnover and the overall ability to manage the Fund.  The Adviser Investor has no current intention to redeem the Adviser’s Investment; however, the Adviser Investor reserves the right to do so at any time in accordance with applicable law in its sole and absolute discretion.

Real Estate Market Risk.  Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may continue to fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments.  Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, including any potential defects in mortgage documentation or in the foreclosure process.  In particular, dramatic slowdowns in the housing industry, due in part to falling home prices and increasing foreclosures and unemployment, have created strains on financial institutions.  For example, developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms, or at all, so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate.  These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms at all.  These developments affecting the real estate industry could adversely affect the real estate companies in which the Fund invests.

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REIT Risk.  REITs are dependent upon management skills and generally may not be diversified.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In addition, REITs are subject to numerous qualification requirements and could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”).  Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.  REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.  Many real estate companies, including REITs, utilize leverage.

Small- and Mid-Capitalization Risk.  The risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market.  Historically, these stocks have been more volatile in price than the large-capitalization stocks.

Foreign (Non-U.S.) Securities Risk.  Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk.  Securities of companies in emerging markets may be more volatile than those of companies in more developed markets.  Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions.  Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Foreign Currency Risk.  The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Fixed Income Risk.  The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

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High Yield or “Junk” Bond Risk.  Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities.  Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Liquidity Risk.  Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil.  Illiquid securities also may be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Issuer Risk.  Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Portfolio Selection Risk. The Adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

Equity Securities Risk.  Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure to debt securities and consequently may entail greater risk of loss than debt securities.  Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments.  This risk may be greater in the short term.

Preferred Securities Risk.  There are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Market Segment Risk.  To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

Non-Diversification Risk.  The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended, which means the Fund is not limited by the Investment Company Act of 1940, as amended, in the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may invest in the securities of individual issuers to a greater degree than a diversified investment company. As a result, the Fund may be more vulnerable to events affecting a single issuer and therefore, subject to greater volatility than a fund that is more broadly diversified. Accordingly, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

Derivatives Risk.  Using derivatives exposes the Fund to additional risks, may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund’s portfolio.  Changes in a derivative’s value may not correlate well with the referenced asset or metric.  The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund.  Recent legislation calls for new regulation of the derivatives markets.  The extent and impact of the regulation is not yet known and may not be known for some time.  New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Redemption Risk.  The Fund may need to sell its holdings in order to meet shareholder redemption requests.  The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk.  Because the Fund will invest more than 25% of its net assets (plus the amount of any borrowing for investment purposes) in securities in the real estate industry, as defined in this Prospectus, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

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The Fund’s shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE

Because the Fund had not commenced operations as of the date of this Prospectus, performance information is not yet available.  Performance information will be available after the Fund has been in operation for one calendar year.

MANAGEMENT

Investment Adviser:  Brookfield Investment Management Inc.

Portfolio Managers:  Jason S. Baine, Managing Director and Portfolio Manager, and Bernhard Krieg, CFA, Managing Director and Portfolio Manager, each of Brookfield Investment Management Inc., have served as Co-Portfolio Managers of the Fund since [     ].

PURCHASE AND SALE OF FUND SHARES

Class: A ([          ]), C ([     ]), Y ([     ])

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Brookfield U.S. Listed Real Estate Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer or by telephone at 1-855-244-4859, or through a broker-dealer or other financial intermediary.  The minimum initial investment for Class A, C and Y is $1,000 and the minimum for additional investments is $100.

Class Y Shares are available only through certain “wrap,” retirement or other programs sponsored by certain financial intermediaries with whom the Fund and/or its distributor have entered into an agreement, as well as employees, officers, and trustees of the Trust, the Adviser and its affiliates and their immediate family members (i.e., spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, or long- or short-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT
OBJECTIVE, INVESTMENT STRATEGIES, AND RELATED RISKS

The U.S. Real Estate Fund seeks total return through growth of capital and current income.  There can be no assurance that the Fund will achieve its investment objective.  The Fund’s investment objective is not fundamental and may be changed without shareholder approval.  Shareholders will be provided with at least 60 days’ prior written notice of any change in the Fund’s investment objective.

The U.S. Real Estate Fund will make investments that will result in the concentration (as that term is used in the Investment Company Act of 1940, as amended) of its assets in securities of issuers in the real estate industry.  The policy of concentration in companies in the real estate industry is a fundamental policy of the U.S. Real Estate Fund.  This fundamental policy and the investment restrictions described in the SAI under the caption “Investment Restrictions” cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.  Such majority vote requires the approval of the lesser of (i) 67% of the Fund’s shares represented at a meeting at which more than 50% of the Fund’s shares outstanding are represented, whether in person or by proxy, or (ii) more than 50% of the outstanding shares.

U.S. Real Estate Fund

The Fund seeks to achieve its investment objective by investing primarily in real estate investment trusts (“REITs”) and other securities in the real estate industry.  Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic stock exchange (the “80% Policy”).  The Fund may also invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including below-investment grade rated securities, as described in this Prospectus.

The Fund defines a real estate company as any company that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) invests at least 50% of its assets in such real estate.

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For purposes of selecting investments, the Fund defines the real estate industry broadly.  It includes, but is not limited to, the following:

•	REITs;
•	real estate operating companies;
•	brokers, developers, and builders of residential, commercial, and industrial properties;
•	property management firms;
•	finance, mortgage, and mortgage servicing firms;
•	construction supply and equipment manufacturing companies; and
•	firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

The Fund may change the 80% Policy without shareholder approval.  The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.  The Fund is non-diversified which means it may focus its investments in a limited number of issuers.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including obligations of the U.S. Government, floating rate loans and money-market instruments.  As part of the 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) that may be invested in fixed income securities, up to 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) may be invested in below investment grade (“junk”) fixed income securities, of which 5% may be invested in fixed income securities rated “CCC” or lower by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or non-rated securities of comparable quality.  The Fund, however, may not invest in securities in default.

The Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in securities deemed illiquid and may make short sales of securities in an amount not to exceed 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes).  Securities in which the Fund may invest include, but are not limited to, common equity shares, preferred equity shares, and units of beneficial interest in real estate companies.  The Fund retains the ability to invest in real estate companies of any market size capitalization.  The Fund does not invest in real estate directly.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows.  The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management Inc. and its affiliates, which provides extensive owner/operator insights into industry drivers and trends.  The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends.  The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation.  The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors.  The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile.  A security may also be sold due to changes in portfolio strategy or cash flow needs.

Real Estate Industry Concentration.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic stock exchange.

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Foreign Securities and Depositary Receipts.  The Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in foreign securities, including in emerging markets.

The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security.  GDRs, in bearer form, are designated for use outside the United States.  EDRs, in bearer form, are designed for use in the European securities markets.

Real Estate Investment Trusts (“REITs”).  REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties.  A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders.  Dividends from REITs are not “qualified dividends” and therefore are taxed as ordinary income rather than at the reduced capital gains rate.  The Fund retains the ability to invest in real estate companies of any size market capitalization.  The Fund does not invest in real estate directly.

Derivatives.  The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  The Fund may use derivatives for a variety of purposes, including:

•	as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;
•	as a substitute for purchasing or selling securities;
•	to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and
•	to manage the Fund’s portfolio characteristics.

The Fund may also enter into total rate of return, credit default or other types of swaps and related derivatives for the purpose of hedging and risk management.  These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a debt instrument or common stock.

Additional Investment Strategies

Covered Calls and Other Option Transactions.  The Fund may write call options with the purpose of generating realized gains or reducing the Fund’s ownership of certain securities.  The Fund may write call options on equity securities in its portfolio (“covered calls”), in amounts up to 15% of the Fund’s net assets (plus the amount of any borrowing for investment purposes).  At the time the call option is sold, the writer of the call option receives a premium from the buyer of such call option.  Any premiums received by the Fund from writing options may result in short-term capital gains.  Writing a covered call is the selling of an option contract entitling the buyer to purchase an underlying security that the Fund owns.  When the Fund sells a call option, it generates short-term gains in the form of the premium paid by the buyer of the call option, but the Fund forgoes the opportunity to participate in any increase in the value of the underlying equity security above the exercise price of the option and retains the risk of loss if the underlying security declines in value.  The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period.  A call option whose strike price is above the current price of the underlying stock is called “out-of-the-money.”  A call option whose strike price is below the current price of the underlying stock is called “in-the-money.”

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If the Fund has written a call option, it may terminate its obligation by effecting a closing purchase transaction.  This is accomplished by purchasing a call option with the same terms as the option previously written.  However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.  There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium it received from writing the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium it received from writing the option.  Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security.  Other principal factors affecting the market value of a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date of the option.  Gains and losses on transactions in options depend, in part, on the ability of the Adviser, as the case may be, to predict correctly the effect of these factors.  The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.

An option position may be closed out on an exchange that provides a secondary market for an option with the same terms or in a private transaction.  Although the Fund will generally write options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.  In such event, it might not be possible to effect closing purchase transactions in particular options.

Although the Adviser will attempt to take appropriate measures to minimize the risks relating to the Fund’s writing of call options, there can be no assurance that the Fund will succeed in any option-writing program it undertakes.

Short Sales.  The Fund may from time to time make short sales of securities, including short sales “against the box.”  A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.  A short sale against the box occurs when the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Except for short sales against the box, the Fund will not sell short more than 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) and the market value for the securities sold short of any one issuer will not exceed 5% of such issuer’s voting securities.  In addition, the Fund may not make short sales or maintain a short position if it would cause more than 25% of the Fund’s net assets (plus the amount of any borrowing for investment purposes), taken at market value, to be held as collateral for such sales.  The Fund may make short sales against the box without respect to such limitations.

The Fund may make short sales in order to hedge against market risks when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into, or exchangeable for, such security, or when the Fund does not want to sell the security it owns.  Such short sale transactions may be subject to special tax rules, one of the effects of which may be to accelerate income to the Fund.  Additionally, the Fund may use short sales in conjunction with the purchase of a convertible security when it is determined that the convertible security can be bought at a small conversion premium and has a yield advantage relative to the underlying common stock sold short.

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When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  In connection with such short sales, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities, and is often obligated to pay over any accrued interest and dividends on such borrowed securities.  In a short sale, the Fund does not immediately deliver the securities sold or receive the proceeds from the sale.  The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss, increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales against the box) will maintain additional asset coverage in the form of segregated or “earmarked” assets on the records of the Adviser or with the Fund’s Custodian, consisting of cash, U.S. government securities, or other liquid securities that is equal to the current market value of the securities sold short, or (in the case of short sales against the box) will ensure that such positions are covered by offsetting positions, until the Fund replaces the borrowed security.  The Fund will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder, subject to the percentage limitations set forth above.  To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Illiquid Investments.  The Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in securities for which there is no readily available trading market or that are otherwise illiquid.  Illiquid securities include, among other things, securities legally restricted as to resale such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”), securities traded pursuant to Rule 144A of the Securities Act, written over-the-counter options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.  Section 4(2) and Rule 144A securities may, however, be treated as liquid by the Adviser pursuant to procedures adopted by the Board of Trustees (each member of the Board of Trustees individually a “Trustee”), which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security.  If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers exhibit weak demand for such securities.

It may be more difficult to sell unregistered securities at an attractive price should their resale remain restricted than if such securities were in the future to become publicly traded.  Where registration is desired, a considerable period may elapse between a decision to sell the securities and the time when registration is complete.  Thus, the Fund may not be able to obtain as favorable a price at the time of the decision to sell as it might achieve in the future.  The Fund may also acquire securities with contractual restrictions on the resale of such securities.  Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

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When Issued, Delayed Delivery Securities and Forward Commitments.  The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis, in excess of customary settlement periods for the type of security involved.  In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security).  When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment.  While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date.  The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

Repurchase Agreements.  Repurchase agreements may be seen as loans by the Fund collateralized by underlying debt securities.  Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time.  This arrangement results in a fixed rate of return to the Fund that is not subject to market fluctuations during the holding period.  The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which it seeks to assert these rights.  The Adviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.  The Fund will not enter into repurchase agreements with the Adviser or any of its affiliates.

The Fund may also use the following investment technique:

Defensive Investments.  When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments that are short-term and liquid.  Such investments include U.S. government securities, certificates of deposit, banker’s acceptances, time deposits, repurchase agreements, and other high quality debt instruments.  When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

Investing in the Fund involves the following risks:

Recent Regulatory Events.  Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the Securities and Exchange Commission (“SEC”), the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

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Recent Economic Events.  Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Fund.  In response to the global financial crisis, the United States and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist:  a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries.  Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions.  A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk.  The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.  The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the Fund.  In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets.  The withdrawal of this support could also negatively affect the value and liquidity of certain securities.  In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation.  The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.  The Fund may experience a substantial or complete loss on any individual security.

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New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees of the Fund may determine to liquidate the Fund.  It is anticipated that shortly following the commencement of operations of the Fund, the Adviser or an affiliate (the “Adviser Investor”) will own a significant amount of shares of the Fund (the “Adviser’s Investment”).  The Adviser’s Investment will be made, among other reasons, to enable the Fund to reach critical mass in a shorter period of time thus allowing the Fund to implement the portfolio investment objectives and strategies more efficiently.  A partial or complete redemption of the Adviser’s Investment may have a material adverse effect on the Fund’s expense ratio, portfolio turnover and the overall ability to manage the Fund.  The Adviser Investor has no current intention to redeem the Adviser’s Investment; however, the Adviser Investor reserves the right to do so at any time in accordance with applicable law in its sole and absolute discretion.

High Yield or “Junk” Bond Risk.  Investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.  Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in the Fund that invests in such securities should be considered speculative.

Distressed Debt Risk.  The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”).  To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Small- and Mid-Capitalization Risk.  The Fund may invest across large-, mid-, and small-capitalization stocks.  From time to time, the Fund may invest its assets in small- and medium-size companies.  Such investments entail greater risk than investments in larger, more established companies.  Small- and medium-size companies may have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result of these risks and uncertainties, the returns from these small- and medium-size stocks may trail returns from the overall stock market.  Historically, these stocks have been more volatile in price than the large-capitalization stocks.

Foreign (Non-U.S.) Securities Risk.  Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;
•	different legal systems;
•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;
•	less governmental supervision;
•	regulation changes;
•	changes in currency exchange rates;
•	less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;
•	high and volatile rates of inflation;
•	fluctuating interest rates;

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•	different accounting, auditing and financial record-keeping standards and requirements; and
•	dividend income the Fund receives from these foreign securities may not be eligible for the special tax treatment applicable to qualified income.

Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability.  The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;
•	confiscatory taxation;
•	difficulty in obtaining or enforcing a court judgment;
•	economic, political or social instability; and
•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;
•	rates of inflation;
•	capital reinvestment;
•	resources;
•	self-sufficiency; and
•	balance of payments position.

To the extent the Fund’s investments are concentrated in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less concentrated, to the risks of adverse changes in that region or country.  In addition, certain investments in foreign securities also may be subject to foreign withholding taxes.

Emerging Markets Risk.  The Fund may invest in securities of companies domiciled in so-called “emerging markets” (or lesser developed countries) and investments in such securities are particularly speculative.

A small number of companies representing a limited number of industries may account for a significant percentage of an emerging market country’s overall market and trading volume.  Emerging market economies may be over-dependent on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices.  Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets.  The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities.  For example, limited market size may cause prices to be unduly influenced by traders who control large positions.  Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

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Foreign Currency Risk.  Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies.  Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.  The Fund may engage in various investments that are designed to hedge the Fund’s foreign currency risks.  While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

Fixed Income Risk.  The market value of fixed income investments changes in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  During periods of rising interest rates, the values of outstanding fixed income securities generally fall.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases.  In contrast to maturity which measures which measures only time until final payment, duration combines consideration of yield , interest payments, final maturity and call features.  Additional risk associated with fixed income securities includes:

Call Risk.  During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity.

Extension Risk.  An issuer may exercise its right to pay principal on an obligation held by the Fund later than expected.  This may happen when there is a rise in interest rates.  Under these circumstances, the value of the obligation will decrease.

Credit Risk.  The possibility that an issuer will be unable to make timely payments of either principal or interest.

Event Risk.  Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell. Although most of the Fund’s securities must be liquid at the time of investment, securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil.  When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets.  If the Fund is forced to sell these investments to meet redemptions or for other cash needs, the Fund may suffer a loss.  In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.  To the extent the Fund holds a material percentage of the outstanding debt securities of an issuer, this practice may impact adversely the liquidity and market value of those investments.

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Issuer Risk.  Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Portfolio Selection Risk. The Adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

Equity Securities Risk.  Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments.  This risk may be greater in the short term.  Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure to debt securities and consequently may entail greater risk of loss than fixed income securities.

Preferred Securities Risk.  There are special risks associated with investing in preferred securities, including:

Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.  As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

Market Segment Risk.  To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus.  For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts (REITs), may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Non-Diversification Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended, which means the Fund is not limited by the Investment Company Act of 1940, as amended, in the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may invest in the securities of individual issuers to a greater degree than a diversified investment company. As a result, the Fund may be more vulnerable to events affecting a single issuer and therefore, subject to greater volatility than a fund that is more broadly diversified. Accordingly, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

Derivatives Risk.  Using derivatives exposes the Fund to additional risks and may increase the volatility of the Fund’s net asset value and may not provide the expected result.  Derivatives may have a leveraging effect on the Fund’s portfolio, and they can disproportionately increase losses and reduce opportunities for gain.  If changes in a derivative’s value do not correspond to changes in the value of the Fund’s other investments or do not correlate well with the underlying assets, rate or index, the Fund may not fully benefit from, or could lose money on, or could experience unusually high expenses as a result of, the derivative position.  Derivatives involve the risk of loss if the counterparty defaults on its obligation. Certain derivatives may be less liquid, which may reduce the returns of the Fund if it cannot sell or terminate the derivative at an advantageous time or price.  The Fund also may have to sell assets at inopportune times to satisfy its obligations.  Some derivatives may involve the risk of improper valuation.  Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used by the Fund for a variety of reasons.  Recent legislation calls for new regulation of the derivatives markets.  The extent and impact of the regulation is not yet known and may not be known for some time.  New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.  Risks associated with the use of derivatives are magnified to the extent that a large portion of the Fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

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Redemption Risk.  The Fund may need to sell its holdings in order to meet shareholder redemption requests.  The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.  The Fund may be unable to sell illiquid securities at its desired time or price.  Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale.  Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Concentration Risk.  Because the Fund will invest more than 25% of its net assets (plus the amount of any borrowing for investment purposes) in securities in the real estate industry, as defined in this Prospectus, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Real Estate Market Risk.  The Fund will not invest in real estate directly, but only in securities issued by real estate companies.  However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate.  These risks include:

-	declines in the value of real estate;
-	risks related to general and local economic conditions;
-	possible lack of availability of mortgage funds;
-	overbuilding;
-	extended vacancies of properties;
-	increased competition;
-	increases in property taxes and operating expenses;
-	changes in zoning laws;
-	losses due to costs resulting from the clean-up of environmental problems;
-	liability to third parties for damages resulting from environmental problems;
-	casualty or condemnation losses;
-	limitations on rents;
-	changes in neighborhood values and the appeal of properties to tenants; and
-	changes in interest rates.

Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

REIT Risk.  In addition to the risks of securities linked to the real estate industry, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended.  Further, REITs are dependent upon management skills and are typically invested in a limited number of projects or in a particular market segment or geographic region, and therefore are more susceptible to adverse developments affecting a single project, market segment or geographic region than more broadly diversified investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  REITs may have limited financial resources and may experience sharper swings in market values and trade less frequently and in a more limited volume than securities of larger issuers.  In addition, REITs could possibly fail to qualify for pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended.  The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

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In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value.  In addition, capital to pay or refinance a REIT’s debt may not be available or reasonably priced.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

THE ADVISER

Brookfield Investment Management Inc. (the “Adviser”), a Delaware corporation and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser and administrator to the Fund.  Founded in 1989, the Adviser is a wholly owned subsidiary of Brookfield Asset Management Inc. (TSX/NYSE: BAM; EURONEXT: BAMA), a publicly held global alternative asset manager focused on property, renewable power, infrastructure and private equity, with assets under management of over $183 billion as of June 30, 2013.  Pursuant to the Fund’s investment advisory agreement, the Adviser is responsible for the investment management of the Fund, including making investment decisions and placing orders to buy, sell or hold particular securities.  The Adviser also currently serves as investment adviser to various closed-end mutual funds, and previously served as investment adviser to Helios Select Fund, Inc., an open-end management investment company, organized as a Maryland corporation on October 27, 2008, which has since ceased to be an investment company.  As of June 30, 2013, the Adviser and its affiliates had over $10 billion in assets under management.  The Adviser’s principal offices are located at Brookfield Place, 250 Vesey Street, New York, New York 10281-1023.

As compensation for its services and the related expenses the Adviser bears, the Adviser is contractually entitled to an advisory fee (an “advisory fee”), computed daily and payable monthly, at an annual rate set forth in the table below.

Fund	Annual Advisory Fee-Contractual Rate (as a percentage of average daily net assets)
U.S. Real Estate Fund	0.75%

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Pursuant to the Fund’s administration agreement, the Adviser provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to the investment advisory agreement.  As compensation for its administrative services and the related expenses the Adviser bears pursuant to the administration agreements, the Adviser is contractually entitled to an administrative fee (an “administrative fee”), computed daily and payable monthly, at an annual rate set forth in the table below.

Fund	Annual Administrative Fee-Contractual Rate (as a percentage of average daily net assets)
U.S. Real Estate Fund	0.15%

The Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and  expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at the levels set forth in the Fee Table of the Fund until at least May 1, 2015 and may not be terminated by the Fund or the Adviser before such time.  Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed the amount listed in the Fee Table.

A discussion regarding the basis for the Board of Trustees approval of the investment advisory agreement will be available in the Fund’s annual report to shareholders for the period ended December 31, 2013.

See “Management” in the SAI for further information about the Fund’s investment advisory arrangement.

THE PORTFOLIO MANAGERS

Jason S. Baine – Managing Director and Portfolio Manager.  Mr. Baine is a Portfolio Manager across the Adviser’s U.S. and Global REIT strategies.  He oversees and contributes to the portfolio construction process, including execution of buy/sell decisions.  Mr. Baine joined the Adviser in September 2001.  He has over 17 years of investment management experience in the real estate securities area, including portfolio management for institutional accounts.  Mr. Baine is a member of the National Association of Real Estate Investment Trusts (NAREIT) and has a Bachelor of Arts degree from Georgetown University where he majored in Government and minored in Economics.  He has served as Co-Portfolio Manager of the U.S. Real Estate Fund since [          ].

Bernhard Krieg, CFA – Managing Director and Portfolio Manager.  Mr. Krieg is a Portfolio Manager across the Adviser’s U.S. and Global REIT strategies.  He oversees and contributes to the portfolio construction process, including execution of buy/sell decisions.  He joined the Adviser in April 2006, and has 15 years of industry experience.  Mr. Krieg received a Master’s degree in Land Economics and Real Estate from Texas A&M University and his undergraduate equivalent in Business Administration and Civil Engineering from the Technical University in Dresden, Germany.  He also holds the Chartered Financial Analyst designation.  Mr. Krieg has served as Co-Portfolio Manager of the U.S. Real Estate Fund since [          ].

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As portfolio managers, Messrs. Baine and Krieg are primarily responsible for the day to day investment decisions for the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

SIMILARLY MANAGED ACCOUNT PERFORMANCE

As of the date of this Prospectus, the Fund has had no investment operations. The Adviser has previously managed discretionary accounts with substantially similar objectives, strategies and policies as it uses to manage the Fund’s assets.  The individuals responsible for the management of these accounts are the same individuals with the Adviser who are primarily responsible for the day-to-day management of the Fund.  You should not consider the past performance of the composites as indicative of the future performance of the Fund.

The following table sets forth performance data relating to the historical performance of similarly managed accounts which represent a composite of the accounts and funds managed by the Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those employed by the Adviser in the management of the U.S. Real Estate Fund.  The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against a broad-based market index and does not represent the performance of the Fund.  The discretionary accounts for which results are reported are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Code.  Consequently, the performance results for the composites could have been adversely affected if the composites had been regulated as investment companies under the federal securities laws.

The performance results are prepared in accordance with Global Investment Performance Standards (“GIPS®”).  The returns are unaudited and calculated by the Adviser on a total return basis and include gains or losses plus income and the reinvestment of all dividends and interest.  All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the accounts, without provision for Federal or state income taxes.  Custodial fees, if any, were not included in the calculations. GIPS® are ethical standards used by investment managers on a voluntary basis to create performance presentations that ensure fair representation and full disclosure of investment performance results.  GIPS® was created by the CFA Institute, a global not-for-profit association of investment professionals.

The performance calculation methods used for separate account composites are different from the SEC performance standards applied to investment companies.  Investors should also be aware that the use of a methodology different from that used above to calculate performance could result in different performance data.

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The performance data shown below does not represent the performance results of the Fund, but rather represents the performance results of the composites.

Average Annual Total Returns for the Periods Ended June 30, 2013.

U.S. Real Estate Securities Value Income Composite (similar objectives, policies and strategies as the U.S. Real Estate Fund)

Period	U.S. Real Estate Securities Value Income Composite Average Annual Total Returns (Net of all actual fees and expenses)	MSCI US REIT Total Return Index(1)

1 Year	15.00%	9.03%
3 Year	22.09%	18.28%
5 Year	13.80%	7.64%
10 Year	14.76%	10.82%
Inception (9/2001)	16.17%	11.14%

 (1) The MSCI US REIT Total Return Index (RMS) is a total market capitalization-weighted index which prices once per day after the market close.  It is calculated by MSCI and is composed of equity REITs that are included in the MSCI US Investable Market 2500 Index.

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DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor” or “Quasar”), an affiliate of the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), is located at 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, and is the distributor for the shares of the Fund.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of the Fund are offered on a continuous basis.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser and its affiliates, out of their own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser and its affiliates may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, in certain cases, intermediaries, such as banks, broker-dealers, financial advisers or other financial institutions, may have agreements pursuant to which shares of the Fund owned by its clients are held of record on the books of the Fund in omnibus accounts maintained by each intermediary, and the intermediaries provide those Fund shareholders with sub-administration and sub-transfer agency services.  Pursuant to the Trust’s transfer agency agreement, the Trust pays the transfer agent a charge for each shareholder account.  As a result, the use of one omnibus account for multiple beneficial shareholders can create a cost savings to the Trust.  The Board of Trustees may, from time to time, authorize the Trust to pay a portion of the fees charged by these intermediaries to the extent of any transfer agency savings to the Trust as a result of the use of the omnibus account.  These payments compensate these intermediaries for the provision of sub-administration and sub-transfer agency services associated with their clients whose shares are held of record in this manner.

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SHAREHOLDER INFORMATION

DESCRIPTION OF SHARE CLASSES

	Class A Shares	Class C Shares	Class Y Shares
Front End Sales Load?	Yes. The percentage declines as the amount invested increases.	No.	No.
Contingent Deferred Sales Charge?	No, except for shares redeemed within eighteen months after purchase as of an investment greater than $1 million if no front-end sales charge was paid at the time of purchase.	Yes, for shares redeemed within twelve months after purchase.	No.
Rule 12b-1 Fee	0.25%	1.00%	None.
Convertible to Another Class?	No.	No.	No.
Fund Expense Levels	Lower annual expenses than Class C Shares. Higher annual expenses than Class Y Shares.	Higher annual expenses than Class A Shares, and Class Y Shares.	Lower annual expenses than Class A or Class C Shares.

Three classes of the Fund’s shares are offered in this Prospectus – Class A Shares, Class C Shares and Class Y Shares.  Class Y Shares are available only through certain “wrap,” retirement or other programs sponsored by certain financial intermediaries with whom the Fund and/or its distributor have entered into an agreement, as well as employees, officers, and trustees of the Trust, the Adviser and its affiliates and their immediate family members (i.e., spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.  The Fund also offers Class I Shares through a separate Prospectus, which are available to foundations, endowments, institutions, and employee benefit plans that purchase at least $1 million worth of shares of the Fund.  The Fund may accept, in its sole discretion, investments in Class I Shares from purchasers not listed above or that do not meet the investment minimum requirement.

For information on the Fund’s expenses and investment minimums for each class of shares, please see the section of this Prospectus entitled “Summary.”  The table above summarizes the differences among the classes of shares.

•	A “front-end sales load”, or sales charge, is a fee charged at the time of purchase of shares.

•	A “contingent deferred sales charge” (“CDSC”) is a fee charged at the time of redemption.

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•	A “Rule 12b-1 fee” is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund’s average daily net assets attributable to the particular class of shares.

If you...	then you should consider...
• qualify for a reduced or waived front-end sales load	purchasing Class A Shares instead of Class C Shares
• do not qualify for a reduced or waived front-end sales load and intend to hold your shares for only a few years	purchasing Class C Shares instead of Class A Shares
• do not qualify for a reduced or waived front-end sales load and intend to hold your shares indefinitely	purchasing Class A Shares instead of Class C Shares
•       are eligible to purchase shares through certain “wrap” programs or similar programs sponsored by certain financial intermediaries with whom the Fund and/or its distributor have entered into an agreement purchasing Class Y Shares

In selecting a class of shares of the Fund in which to invest, you should consider:

•	the length of time you plan to hold the shares;

•
the amount of sales charge and Rule 12b-1 fees, recognizing that your  share of 12b-1 fees as a percentage of your investment increases if the Fund’s assets increase in value and decreases if the Fund’s assets  decrease in value;

•	whether you qualify for a reduction or waiver of the Class A sales charge;

•
whether you qualify to purchase Class Y Shares through certain wrap, retirement or other programs sponsored by certain financial intermediaries with who the Fund and/or its distributor have entered into an agreement; and

•	whether you qualify to purchase Class I Shares (direct institutional purchases of $1 million or more, which are offered through a separate Prospectus).

The following sections include important information about sales charges and sales charge reductions and waivers available to investors in Class A Shares and describes information or records you may need to provide to the Fund or your broker in order to be eligible for sales charge reductions and waivers.

Information about sales charges and sales charge reductions and waivers to the various classes of the Fund’s Shares is also available free of charge and in a clear and prominent format on our website at www.brookfieldim.com (click on “Mutual Funds”).

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SHAREHOLDER ACCOUNT INFORMATION – INITIAL SALES CHARGES (CLASS A SHARES ONLY)

The sales charge is imposed on Class A Shares of the Fund at the time of purchase in accordance with the following schedule:

	Sales Charge as % of the	Sales Charge as % of	Reallowance to
Amount of Investment	Offering Price1	Amount Invested	Broker-Dealers
Less than $50,000	4.75%	4.99%	4.75%
$50,000 but under $100,000	4.25%	4.44%	4.25%
$100,000 but under $250,000	3.50%	3.63%	3.50%
$250,000 but under $500,000	2.50%	2.56%	2.50%
$500,000 but under $1 million	2.00%	2.04%	2.00%
$1 million or more2	None	None	None

1      Includes front-end sales load.
2      No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 18 months of the purchase. If imposed, the CDSC is based on the original cost of the shares being redeemed.

No sales charge is imposed on reinvestment of distributions selected in advance of the distributions.

BREAKPOINTS OR VOLUME DISCOUNTS – (CLASS A SHARES ONLY)
The Fund offers you the benefit of discounts on the sales charges that apply to purchases of Class A Shares in certain circumstances.  These discounts, which are also known as breakpoints, can reduce or, in some instances, eliminate the initial sales charges that would otherwise apply to your investment in Class A Shares.  Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Volume Discounts allow larger investments in Class A Shares to be charged lower sales charges.  If you invest $50,000 or more in Class A Shares of the Fund, then you are eligible for a reduced sales charge.  Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1% CDSC will apply if shares are redeemed within eighteen months after purchase.

SALES CHARGE REDUCTIONS AND WAIVERS – (CLASS A SHARES ONLY)
Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive Volume Discounts and (2) investors who sign a Letter of Intent (the “Letter”) agreeing to make purchases over time.  Certain types of investors are eligible for sales charge waivers.

You may qualify for a reduced sales charge, or a waiver of sales charges, on purchases of Class A Shares.  The requirements are described in the following paragraphs.  To receive a reduction that you qualify for, you may have to provide additional information to your broker or other service agent.  For more information about sales charge discounts and waivers, consult with your broker or other service provider.

Volume Discounts/Rights Of Accumulation.  In order to determine whether you qualify for a Volume Discount under the sales charge schedule above, you may combine your new investment and your existing investments in Class A Shares with those of your immediate family (spouse and children under age 21), your and their IRAs and other employee benefit plans and trusts and other fiduciary accounts for your and their benefit.  You may also include Class A Shares of any other open-end investment company managed by the Adviser or its affiliates that are held in any of the foregoing accounts.  The Fund uses the current net asset value (“NAV”) of these holdings when combining them with your new and existing investments for purposes of determining whether you qualify for a Volume Discount.

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Letter of Intent.  By signing a Letter of Intent (LOI) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Class A Shares. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 4.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

Required Shareholder Information and Records.  In order for you to take advantage of sales charge reductions, you or your broker must notify the Fund that you qualify for a reduction.  Without notification, the Fund is unable to ensure that the reduction is applied to your account.  You may have to provide information or records to your broker or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers.  This may include information or records, including account statements, regarding shares of the Fund or shares of any other open-end investment company managed by the Adviser or its affiliates held in:

•	all of your accounts at the Fund or a broker;

•	any Fund account of yours at another broker; and

•	Fund accounts of related parties of yours, such as members of the same family, at any broker.

You should therefore keep copies of these types of records.

Investors Eligible For Sales Charge Waivers.  Class A Shares of the Fund may be offered without a sales charge to:  (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets, or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within 45 days of the redemption; and (3) any unit investment trusts registered under the Investment Company Act of 1940, as amended, which have shares of the Fund as a principal investment; (4) persons investing in certain fee-based programs under which they pay advisory fees to a broker-dealer or other financial institution that has entered into an agreement with the Fund and/or its distributor; and (5) financial intermediaries who have entered into an agreement with the Fund and/or its distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

Investors who qualify under any of the categories described above should contact their brokerage firm.  Some of these investors may also qualify to invest in Class I Shares, which are offered through a separate Prospectus.

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SHAREHOLDER ACCOUNT INFORMATION – (CLASS C SHARES ONLY)

The Distributor pays sales commission of up to 1.00% of the purchase price of Class C Shares of the Fund at the time of sale to brokers who initiate and are responsible for purchases of such Class C Shares of the Fund.  As described more fully below under the section of this Prospectus entitled “Rule 12b-1 Plans,” you will also pay distribution and service fees of 1.00% each year under a distribution plan that the Fund has adopted for Class C Shares under Rule 12b-1.  Proceeds from the CDSC and the 1.00% distribution plan payments made in the first year after purchase are paid to the Distributor and are used in whole or in part by the Distributor to pay the Adviser for financing the 1.00% up-front commission to brokers who sell Class C Shares.

CONTINGENT DEFERRED SALES CHARGES – (CLASS A AND CLASS C SHARES ONLY)

You will pay a CDSC when you redeem:

•	Class A Shares within eighteen months of buying them as part of an investment greater than $1 million if no front-end sales charge was paid at the time of purchase; and

•	Class C Shares within twelve months of buying them.

The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1.00%.  Your CDSC will be based on the original cost of the shares being redeemed.

You will not pay not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of distributions or capital appreciation of shares redeemed.  When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of distributions, then any appreciation on shares redeemed, and then any remaining shares held by you for the longest period of time.  We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund.  Certain financial intermediaries may have procedures which differ from those of the Fund with regards to calculation of the holding period of shares acquired through an exchange.  Investors should refer to their intermediary’s policies.

We will waive the CDSC payable upon redemptions of shares for:

•	redemptions and distributions from retirement plans made after the death or disability of a shareholder;

•	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

•	involuntary redemptions made by the Fund;

•	a distribution from a tax-deferred retirement plan after your retirement; and

•	returns of excess contributions to retirement plans following the shareholder’s death or disability.

RULE 12B-1 PLANS – (CLASS A AND CLASS C SHARES ONLY)

The Fund has adopted distribution plans under Rule 12b-1 (the “Plans”) for Class A and Class C Shares of the Fund (each, a “Plan”).  Under these Plans, the Fund may use its assets to finance activities relating to the sale of its Class A and Class C Shares and the provision of certain shareholder services.  To the extent that any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activities outside the Plan and not be subject to its limitations.

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The Class A Plan authorizes payments by the Fund on an annual basis of 0.25% of its average daily net assets attributable to Class A Shares to finance distribution of its Class A Shares or pay shareholder service fees.  The Class C Plan authorizes payments on an annual basis of 0.75% of its average daily net assets attributable to Class C Shares to finance distribution of its Class C Shares and 0.25% for shareholder service fees.

Because the Rule 12b-1 fees are higher for Class C Shares than for Class A Shares, Class C Shares will have higher annual expenses.  Because Rule 12b-1 fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

PRICING OF FUND SHARES

The net asset value of the Fund is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the NAV per share next calculated plus any applicable sales charge after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Market values represent the prices at which securities actually trade or evaluations based on the judgment of the Fund’s outside pricing services.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees (the “Board”) of Brookfield Investment Funds (the “Trust”).  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained.

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Trading in Foreign Securities.  In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV per share is calculated (such as a significant surge or decline in the United States or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

PURCHASE OF FUND SHARES

You may purchase shares of the Fund by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network or through a bank or through one or more brokers authorized by the Fund to receive purchase orders.  Please use the appropriate account application when purchasing by mail or wire.  If you have any questions or need further information about how to purchase shares of the Fund, you may call a customer service representative of the Fund toll-free at 1-855-244-4859.  The Fund reserves the right to reject any purchase order.  For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Fund.  Orders may also be rejected from persons believed by the Fund to be “market timers.”

All checks must be in U.S. dollars drawn on a domestic U.S. bank.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

To buy shares of the Fund, complete an account application and send it together with your check for the amount you wish to invest in the Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent.  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Fund.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s investment objective and otherwise acceptable to the Adviser and the Board.  For further information, you may call a customer service representative of the Fund toll-free at 1-855-244-4859.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P. O. Box will not be accepted.  Please contact the Transfer Agent at 1-855-244-4859 if you need additional assistance when completing your account application.

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If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Purchasing Shares by Mail. Please complete the account application and mail it with your check, payable to the [Name of Fund], to the Transfer Agent at the following address:

Brookfield Investment Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send account application via overnight delivery to a United States Postal Service Post office Box. The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, a deposit in the mail or with such services, or receipt at U. S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Brookfield Investment Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Purchasing Shares by Telephone.  If you accepted telephone transaction privileges (either by completing the required portion of your account application or by subsequent arrangement in writing with the Fund), and your account has been open for 15 days, you may purchase additional shares by calling toll-free at 1-855-244-4859.  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the applicable price next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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Purchasing Shares by Wire.  If you are making your initial investment in the Fund, before wiring funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
FFC:   Brookfield Investment Funds
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-855-244-4859.  Your bank may charge you a fee for sending a wire payment to the Fund.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan. Once your account has been opened with the initial minimum investment, you may make additional purchases of shares at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-855-244-4859 for additional information.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five business days prior to the automatic investment date.

Retirement Accounts.  The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-855-244-4859 for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above.  You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

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Purchasing and Selling Shares through a Broker.  You may buy and sell shares of the Fund through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund.  The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Fund or the Adviser may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Purchases In Kind.  You may, subject to the approval of the Fund, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment restrictions, policies, and objectives) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  To ascertain whether your securities will qualify to be accepted as a purchase in kind for the Fund, please contact the Transfer Agent at 1-855-244-4859.  If accepted, the securities will be valued using the same criteria and methods for valuing securities to compute the Fund’s net asset value.

REDEMPTION OF FUND SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your financial intermediary.

In Writing.  You may redeem your shares by simply sending a written request to the Transfer Agent.  You should provide your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary.  You should send your redemption request to:

Regular Mail	Overnight Express Mail
Brookfield Investment Funds	Brookfield Investment Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone.  If you accepted telephone options on the account application, you may redeem all or some of your shares, up to $50,000, by calling the Transfer Agent at 1-855-244-4859 before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern time.  Redemption proceeds can be sent by check to the address of record or via ACH to a previously established bank account.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for complete and share certain redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem your shares by telephone.

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You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-855-244-4859 for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.

Payment of Redemption Proceeds.  Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  If you did not purchase your shares with a wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your check has cleared, whichever occurs first.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Systematic Withdrawal Plan.  As another convenience, you may redeem your shares through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $5,000 and each withdrawal amount must be for a minimum of $100.  If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal at the addresses shown above or at 1-855-244-4859.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish a SWP, an investor must complete the appropriate sections of the account application.  For additional information on the SWP, please call the Transfer Agent at 1-855-244-4859.

Redemption “In-Kind.”  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  In-kind redemptions are taxable events.  A redemption in-kind is a taxable event on which you may incur a gain or loss.

Signature Guarantees.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

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A signature guarantee is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account);
•	If a change of address was received by the Transfer Agent within the last 15 days; and
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Other Information about Redemptions.  The Fund may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made.  This does not apply to retirement plan accounts.  You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of the same class of any other Fund in the Trust, based on their relative NAVs.  Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange.

In effecting an exchange:

•	you must meet the minimum investment requirements for the Fund whose shares you wish to purchase through exchange;

•	if you are exchanging from the Fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

•	you will realize a taxable gain or loss;

•	you should be aware that brokers may charge a fee for handling an exchange for you.

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You may exchange your shares directly through the Distributor, through the Transfer Agent, through a registered broker-dealer, or through your financial intermediary.

•	Exchange By Telephone. You may give exchange instructions by telephone by calling 1-855-244-4859.

•	Exchange By Mail. You may send a written request for exchanges to the following address:

Brookfield Investment Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the Fund(s) whose shares you wish to exchange, and the name of the Fund(s) whose shares you wish to acquire.

The Fund may modify or terminate the exchange privilege at any time.  You will be given notice 60 days prior to any material change to the exchange privilege.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund.  This charge is set by your broker and does not benefit the Fund or the Adviser in any way.  It is in addition to the sales charges and other costs, if any, described in this Prospectus and must be disclosed to you by your broker.

FUND MAILINGS

Statements and reports that the Fund sends to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);

•	Annual and Semi-Annual shareholder reports (every six months); and

•	Quarterly account statements.

HOUSEHOLDING

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-244-4859 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Fund may make an additional payment of dividends or distributions of capital gains if it deems it desirable at any other time of the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash.  Distributions are taxable to you, whether received in cash or reinvested in additional shares, and does not avoid or defer taxable income to you.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Fund.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

In particular, in order to discourage frequent short-term trading in Fund shares, the Fund’s Board has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on Class A, Class C, and Class Y Shares of the Fund that are redeemed or exchanged within 60 days or less after the date of a purchase.  This fee is calculated based on the share’s aggregate NAV on the date of redemption and deducted from the redemption proceeds.  The redemption fee is not a sales charge; it is retained by the Fund and does not benefit the Fund’s Adviser or any other third party.  For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be redeemed first).  Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund’s exchange privilege.  The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that effective anti-short-term trading policies and procedures are in place.  While the Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  In addition, because the Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Fund cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.  Subject to the exclusions discussed above, the Fund seeks to apply these policies uniformly.

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Certain financial intermediaries may have procedures which differ from those of the Fund to collect the redemption fees or that prevent or restrict frequent trading.  Investors should refer to their intermediary’s policies on frequent trading restrictions.

Monitoring Trading Practices. The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing. The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.

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More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

TAX CONSEQUENCES

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund typically makes distributions of dividends and capital gains.  Dividends are taxable to you as ordinary income or, as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Qualified dividend income, the amount of which will be reported to you by the Fund, is currently taxed at a maximum rate of 20% and is dependent on the sources of income earned by the Fund.  Funds that invest primarily in REITs and investments that produce interest income generate little, if any, income that is eligible for the preferential federal tax rates applicable to qualified dividends. Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.  The Fund may make taxable distributions even during periods in which the Fund’s share price has declined.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction, which will be a capital gain or loss if you hold your Fund shares as capital assets.  You are responsible for any tax liabilities generated by your transaction.

Tax consequences are not the primary consideration of the Fund in implementing its investment strategy.  Additional information concerning the taxation of the Fund and its shareholders is contained in the SAI.  You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.

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FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

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Investment Adviser
Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street
New York, New York 10281-1023

Independent Registered Public Accounting Firm
[           ]

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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JOINT NOTICE OF PRIVACY POLICY

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders.  Our relationships are based on integrity and trust and we maintain high standards to safeguard your nonpublic personal information (“Personal Information”) at all times.  This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of the Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

What information do we collect?

We collect the following Personal Information about you:

•
Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

•
Information about  transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs.  We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so.  For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf:

•
Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);

•	Other organizations, with your consent or as directed by you; and

•	Other organizations, as permitted or required by law (e.g. for fraud protection)

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When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy.  We require third parties to comply with our standards for security and confidentiality.

How do we protect client information?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you.  It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

Contact Information

For questions concerning our Privacy Policy, please contact our client services representative at 1-800-497-3746.

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BROOKFIELD INVESTMENT FUNDS

Brookfield U.S. Listed Real Estate Fund

Class A, C, and Y Shares

FOR MORE INFORMATION:

You can find more information about the Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
The Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s previous fiscal year.

The SAI and Shareholder Reports are available free of charge on the Fund’s website at www.brookfieldim.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-855-244-4859 or by writing to:

Brookfield Investment Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.brookfieldim.com

You may review and copy information about the Fund, including the SAI and Shareholder Reports, at the Public Reference Room of the SEC in Washington, DC.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22558.)

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SUBJECT TO COMPLETION, DATED August 30, 2013

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BROOKFIELD INVESTMENT FUNDS

Brookfield U.S. Listed Real Estate Fund
Class I – [          ]

Prospectus
[           ], 2013

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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SUMMARY

BROOKFIELD U.S. LISTED REAL ESTATE FUND

INVESTMENT OBJECTIVE

The Brookfield U.S. Listed Real Estate Fund (the “Fund” or the “U.S. Real Estate Fund”) seeks total return through growth of capital and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CLASS I SHARES
SHAREHOLDER FEES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses1	0.83%
Total Annual Fund Operating Expenses	1.58%
Less Fee Waiver and/or Expense Reimbursement2	-0.63%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement2	0.95%

1	“Other Expenses” are estimated for the first year of operations.
2
Brookfield Investment Management Inc., the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and  expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 0.95% for Class I Shares.  The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2015 and may not be terminated by the Fund or the Adviser before such time.  Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I Shares	$97	$303

You would pay the following expenses if you did not redeem your shares:

	1 YEAR	3 YEARS

Class I Shares	$97	$303

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in real estate investment trusts (“REITs”) and other securities in the real estate industry.  Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic stock exchange (the “80% Policy”).  The Fund may also invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including below-investment grade rated securities, as described in this Prospectus.

The Fund defines a real estate company as any company that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) invests at least 50% of its assets in such real estate.

For purposes of selecting investments, the Fund defines the real estate industry broadly.  It includes, but is not limited to, the following:

•	REITs;
•	real estate operating companies;
•	brokers, developers, and builders of residential, commercial, and industrial properties;
•	property management firms;
•	finance, mortgage, and mortgage servicing firms;

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•	construction supply and equipment manufacturing companies; and
•	firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties.  A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets tax-related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders.

The Fund may change the 80% Policy without shareholder approval.  The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.  The Fund is non-diversified which means it may focus its investments in a limited number of issuers.

The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  The Fund may use derivatives for a variety of purposes, including:

•	as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;
•	as a substitute for purchasing or selling securities;
•	to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and
•	to manage the Fund’s portfolio characteristics.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including obligations of the U.S. Government, floating rate loans and money-market instruments.  As part of the 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) that may be invested in fixed income securities, up to 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) may be invested in below investment grade (“junk”) fixed income securities, of which 5% may be invested in fixed income securities rated “CCC” or lower by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or non-rated securities of comparable quality.  The Fund, however, may not invest in securities in default.

The Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in foreign securities, including in emerging markets.  The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  In addition, the Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in securities deemed illiquid and may make short sales of securities in an amount not to exceed 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes).  Securities in which the Fund may invest include, but are not limited to, common equity shares, preferred equity shares, and units of beneficial interest in real estate companies.  The Fund retains the ability to invest in real estate companies of any market size capitalization.  The Fund does not invest in real estate directly.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows.  The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management Inc. and its affiliates, which provides extensive owner/operator insights into industry drivers and trends.  The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends.  The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation.  The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors.  The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile.  A security may also be sold due to changes in portfolio strategy or cash flow needs.

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No assurance can be given that the Fund’s investment objective will be achieved.  The Fund’s policy of concentration in companies in the real estate industry is a fundamental policy of the Fund.  This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended.

PRINCIPAL RISKS

The following summarizes the principal risks that have been identified for the Fund.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk.  The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.  The Fund may experience a substantial or complete loss on any individual security.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees of the Fund may determine to liquidate the Fund.  It is anticipated that shortly following the commencement of operations of the Fund, the Adviser or an affiliate (the “Adviser Investor”) will own a significant amount of the Fund’s shares (the “Adviser’s Investment”).  The Adviser’s Investment will be made, among other reasons, to enable the Fund to reach critical mass in a shorter period of time thus allowing the Fund to implement the portfolio investment objectives and strategies more efficiently.  A partial or complete redemption of the Adviser’s Investment may have a material adverse effect on the Fund’s expense ratio, portfolio turnover and the overall ability to manage the Fund.  The Adviser Investor has no current intention to redeem the Adviser’s Investment; however, the Adviser Investor reserves the right to do so at any time in accordance with applicable law in its sole and absolute discretion.

Real Estate Market Risk.  Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may continue to fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments.  Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, including any potential defects in mortgage documentation or in the foreclosure process.  In particular, dramatic slowdowns in the housing industry, due in part to falling home prices and increasing foreclosures and unemployment, have created strains on financial institutions.  For example, developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms, or at all, so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate.  These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms at all.  These developments affecting the real estate industry could adversely affect the real estate companies in which the Fund invests.

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REIT Risk.  REITs are dependent upon management skills and generally may not be diversified.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In addition, REITs are subject to numerous qualification requirements and could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”).  Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.  REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.  Many real estate companies, including REITs, utilize leverage.

Small- and Mid-Capitalization Risk.  The risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market.  Historically, these stocks have been more volatile in price than the large-capitalization stocks.

Foreign (Non-U.S.) Securities Risk.  Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk.  Securities of companies in emerging markets may be more volatile than those of companies in more developed markets.  Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions.  Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Foreign Currency Risk.  The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Fixed Income Risk.  The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

High Yield or “Junk” Bond Risk.  Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities.  Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

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Liquidity Risk.  Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil.  Illiquid securities also may be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Issuer Risk.  Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Portfolio Selection Risk. The Adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

Equity Securities Risk.  Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure to debt securities and consequently may entail greater risk of loss than debt securities.  Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments.  This risk may be greater in the short term.

Preferred Securities Risk.  There are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Market Segment Risk.  To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

Non-Diversification Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended, which means the Fund is not limited by the Investment Company Act of 1940, as amended, in the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may invest in the securities of individual issuers to a greater degree than a diversified investment company. As a result, the Fund may be more vulnerable to events affecting a single issuer and therefore, subject to greater volatility than a fund that is more broadly diversified. Accordingly, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

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Derivatives Risk.  Using derivatives exposes the Fund to additional risks, may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund’s portfolio.  Changes in a derivative’s value may not correlate well with the referenced asset or metric.  The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund.  Recent legislation calls for new regulation of the derivatives markets.  The extent and impact of the regulation is not yet known and may not be known for some time.  New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Redemption Risk.  The Fund may need to sell its holdings in order to meet shareholder redemption requests.  The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk.  Because the Fund will invest more than 25% of its net assets (plus the amount of any borrowing for investment purposes) in securities in the real estate industry, as defined in this Prospectus, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

The Fund’s shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE

Because the Fund had not commenced operations as of the date of this Prospectus, performance information is not yet available.  Performance information will be available after the Fund has been in operation for one calendar year.

MANAGEMENT

Investment Adviser:  Brookfield Investment Management Inc.

Portfolio Managers:  Jason S. Baine, Managing Director and Portfolio Manager, and Bernhard Krieg, CFA, Managing Director and Portfolio Manager, each of Brookfield Investment Management Inc., have served as Co-Portfolio Managers of the Fund since [    ].

PURCHASE AND SALE OF FUND SHARES

Class: I ([         ])
You may purchase, redeem or exchange Fund shares on any business day through your financial adviser or by telephone at 1-855-244-4859.  The minimum initial investment for Class I is $1 million.  There is no minimum for additional investments.

Class I Shares are available to foundations, endowments, institutions, and employee benefit plans that purchase at least $1 million worth of shares of the Fund.  The Fund may accept, in its sole discretion, investments in Class I Shares from purchasers not listed above or that do not meet the investment minimum requirement.

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TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, or long- or short-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES, AND RELATED RISKS

The U.S. Real Estate Fund seeks total return through growth of capital and current income.  There can be no assurance that the Fund will achieve its investment objective.  The Fund’s investment objective is not fundamental and may be changed without shareholder approval.  Shareholders will be provided with at least 60 days’ prior written notice of any change in the Fund’s investment objective.

The U.S. Real Estate Fund will make investments that will result in the concentration (as that term is used in the Investment Company Act of 1940, as amended) of its assets in securities of issuers in the real estate industry.  The policy of concentration in companies in the real estate industry is a fundamental policy of the U.S. Real Estate Fund.  This fundamental policy and the investment restrictions described in the SAI under the caption “Investment Restrictions” cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.  Such majority vote requires the approval of the lesser of (i) 67% of the Fund’s shares represented at a meeting at which more than 50% of the Fund’s shares outstanding are represented, whether in person or by proxy, or (ii) more than 50% of the outstanding shares.

U.S. Real Estate Fund

The Fund seeks to achieve its investment objective by investing primarily in real estate investment trusts (“REITs”) and other securities in the real estate industry.  Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic stock exchange (the “80% Policy”).  The Fund may also invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including below-investment grade rated securities, as described in this Prospectus.

The Fund defines a real estate company as any company that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) invests at least 50% of its assets in such real estate.

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For purposes of selecting investments, the Fund defines the real estate industry broadly.  It includes, but is not limited to, the following:

•	REITs;
•	real estate operating companies;
•	brokers, developers, and builders of residential, commercial, and industrial properties;
•	property management firms;
•	finance, mortgage, and mortgage servicing firms;
•	construction supply and equipment manufacturing companies; and
•	firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

The Fund may change the 80% Policy without shareholder approval.  The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.  The Fund is non-diversified which means it may focus its investments in a limited number of issuers.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including obligations of the U.S. Government, floating rate loans and money-market instruments.  As part of the 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) that may be invested in fixed income securities, up to 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) may be invested in below investment grade (“junk”) fixed income securities, of which 5% may be invested in fixed income securities rated “CCC” or lower by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or non-rated securities of comparable quality.  The Fund, however, may not invest in securities in default.

The Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in securities deemed illiquid and may make short sales of securities in an amount not to exceed 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes).  Securities in which the Fund may invest include, but are not limited to, common equity shares, preferred equity shares, and units of beneficial interest in real estate companies.  The Fund retains the ability to invest in real estate companies of any market size capitalization.  The Fund does not invest in real estate directly.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows.  The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management Inc. and its affiliates, which provides extensive owner/operator insights into industry drivers and trends.  The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends.  The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation.  The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors.  The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile.  A security may also be sold due to changes in portfolio strategy or cash flow needs.

Real Estate Industry Concentration.    Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic stock exchange.

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Foreign Securities and Depositary Receipts.    The Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in foreign securities, including in emerging markets.

The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security.  GDRs, in bearer form, are designated for use outside the United States.  EDRs, in bearer form, are designed for use in the European securities markets.

Real Estate Investment Trusts (“REITs”).  REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties.  A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders.  Dividends from REITs are not “qualified dividends” and therefore are taxed as ordinary income rather than at the reduced capital gains rate.  The Fund retains the ability to invest in real estate companies of any size market capitalization.  The Fund does not invest in real estate directly.

Derivatives.  The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  The Fund may use derivatives for a variety of purposes, including:

•	as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;
•	as a substitute for purchasing or selling securities;
•	to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and
•	to manage the Fund’s portfolio characteristics.

The Fund may also enter into total rate of return, credit default or other types of swaps and related derivatives for the purpose of hedging and risk management.  These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a debt instrument or common stock.

Additional Investment Strategies

Covered Calls and Other Option Transactions.  The Fund may write call options with the purpose of generating realized gains or reducing the Fund’s ownership of certain securities.  The Fund may write call options on equity securities in its portfolio (“covered calls”), in amounts up to 15% of the Fund’s net assets (plus the amount of any borrowing for investment purposes).  At the time the call option is sold, the writer of the call option receives a premium from the buyer of such call option.  Any premiums received by the Fund from writing options may result in short-term capital gains.  Writing a covered call is the selling of an option contract entitling the buyer to purchase an underlying security that the Fund owns.  When the Fund sells a call option, it generates short-term gains in the form of the premium paid by the buyer of the call option, but the Fund forgoes the opportunity to participate in any increase in the value of the underlying equity security above the exercise price of the option and retains the risk of loss if the underlying security declines in value.  The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period.  A call option whose strike price is above the current price of the underlying stock is called “out-of-the-money.”  A call option whose strike price is below the current price of the underlying stock is called “in-the-money.”

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If the Fund has written a call option, it may terminate its obligation by effecting a closing purchase transaction.  This is accomplished by purchasing a call option with the same terms as the option previously written.  However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.  There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium it received from writing the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium it received from writing the option.  Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security.  Other principal factors affecting the market value of a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date of the option.  Gains and losses on transactions in options depend, in part, on the ability of the Adviser to predict correctly the effect of these factors.  The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.

An option position may be closed out on an exchange that provides a secondary market for an option with the same terms or in a private transaction.  Although the Fund will generally write options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.  In such event, it might not be possible to effect closing purchase transactions in particular options.

Although the Adviser will attempt to take appropriate measures to minimize the risks relating to the Fund’s writing of call options, there can be no assurance that the Fund will succeed in any option-writing program it undertakes.

Short Sales.  The Fund may from time to time make short sales of securities, including short sales “against the box.”  A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.  A short sale against the box occurs when the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Except for short sales against the box, the Fund will not sell short more than 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) and the market value for the securities sold short of any one issuer will not exceed 5% of such issuer’s voting securities.  In addition, the Fund may not make short sales or maintain a short position if it would cause more than 25% of the Fund’s net assets (plus the amount of any borrowing for investment purposes), taken at market value, to be held as collateral for such sales.  The Fund may make short sales against the box without respect to such limitations.

The Fund may make short sales in order to hedge against market risks when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into, or exchangeable for, such security, or when the Fund does not want to sell the security it owns.  Such short sale transactions may be subject to special tax rules, one of the effects of which may be to accelerate income to the Fund.  Additionally, the Fund may use short sales in conjunction with the purchase of a convertible security when it is determined that the convertible security can be bought at a small conversion premium and has a yield advantage relative to the underlying common stock sold short.

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When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale.  In connection with such short sales, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities, and is often obligated to pay over any accrued interest and dividends on such borrowed securities.  In a short sale, the Fund does not immediately deliver the securities sold or receive the proceeds from the sale.  The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss, increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales against the box) will maintain additional asset coverage in the form of segregated or “earmarked” assets on the records of the Adviser or with the Fund’s Custodian, consisting of cash, U.S. government securities, or other liquid securities that is equal to the current market value of the securities sold short, or (in the case of short sales against the box) will ensure that such positions are covered by offsetting positions, until the Fund replaces the borrowed security.  The Fund will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder, subject to the percentage limitations set forth above.  To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Illiquid Investments.  The Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in securities for which there is no readily available trading market or that are otherwise illiquid.  Illiquid securities include, among other things, securities legally restricted as to resale such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”), securities traded pursuant to Rule 144A of the Securities Act, written over-the-counter options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.  Section 4(2) and Rule 144A securities may, however, be treated as liquid by the Adviser pursuant to procedures adopted by the Board of Trustees (each member of the Board of Trustees individually a “Trustee”), which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security.  If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers exhibit weak demand for such securities.

It may be more difficult to sell unregistered securities at an attractive price should their resale remain restricted than if such securities were in the future to become publicly traded.  Where registration is desired, a considerable period may elapse between a decision to sell the securities and the time when registration is complete.  Thus, the Fund may not be able to obtain as favorable a price at the time of the decision to sell as it might achieve in the future.  The Fund may also acquire securities with contractual restrictions on the resale of such securities.  Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

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When Issued, Delayed Delivery Securities and Forward Commitments.  The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis, in excess of customary settlement periods for the type of security involved.  In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security).  When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment.  While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date.  The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

Repurchase Agreements.  Repurchase agreements may be seen as loans by the Fund collateralized by underlying debt securities.  Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time.  This arrangement results in a fixed rate of return to the Fund that is not subject to market fluctuations during the holding period.  The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which it seeks to assert these rights.  The Adviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.  The Fund will not enter into repurchase agreements with the Adviser or any of its affiliates.

The Fund may also use the following investment technique:

Defensive Investments.  When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments that are short-term and liquid.  Such investments include U.S. government securities, certificates of deposit, banker’s acceptances, time deposits, repurchase agreements, and other high quality debt instruments.  When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

Investing in the Fund involves the following risks:

Recent Regulatory Events.  Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the Securities and Exchange Commission (“SEC”), the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

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Recent Economic Events.  Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Fund.  In response to the global financial crisis, the United States and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist:  a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries.  Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions.  A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk.  The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.  The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the Fund.  In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets.  The withdrawal of this support could also negatively affect the value and liquidity of certain securities.  In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation.  The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.  The Fund may experience a substantial or complete loss on any individual security.

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New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees of the Fund may determine to liquidate the Fund.  It is anticipated that shortly following the commencement of operations of the Fund, the Adviser or an affiliate (the “Adviser Investor”) will own a significant amount of shares of the Fund (the “Adviser’s Investment”).  The Adviser’s Investment will be made, among other reasons, to enable the Fund to reach critical mass in a shorter period of time thus allowing the Fund to implement the portfolio investment objectives and strategies more efficiently.  A partial or complete redemption of the Adviser’s Investment may have a material adverse effect on the Fund’s expense ratio, portfolio turnover and the overall ability to manage the Fund.  The Adviser Investor has no current intention to redeem the Adviser’s Investment; however, the Adviser Investor reserves the right to do so at any time in accordance with applicable law in its sole and absolute discretion.

High Yield or “Junk” Bond Risk.  Investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.  Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in the Fund that invests in such securities should be considered speculative.

Distressed Debt Risk.  The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”).  To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Small- and Mid-Capitalization Risk.  The Fund may invest across large-, mid-, and small-capitalization stocks.  From time to time, the Fund may invest its assets in small- and medium-size companies.  Such investments entail greater risk than investments in larger, more established companies.  Small- and medium-size companies may have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result of these risks and uncertainties, the returns from these small- and medium-size stocks may trail returns from the overall stock market.  Historically, these stocks have been more volatile in price than the large-capitalization stocks.

Foreign (Non-U.S.) Securities Risk.  Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;
•	different legal systems;
•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;
•	less governmental supervision;
•	regulation changes;
•	changes in currency exchange rates;
•	less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;
•	high and volatile rates of inflation;
•	fluctuating interest rates;
•	different accounting, auditing and financial record-keeping standards and requirements; and

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•	dividend income the Fund receives from these foreign securities may not be eligible for the special tax treatment applicable to qualified income.

Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability.  The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;
•	confiscatory taxation;
•	difficulty in obtaining or enforcing a court judgment;
•	economic, political or social instability; and
•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;
•	rates of inflation;
•	capital reinvestment;
•	resources;
•	self-sufficiency; and
•	balance of payments position.

To the extent the Fund’s investments are concentrated in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less concentrated, to the risks of adverse changes in that region or country.  In addition, certain investments in foreign securities also may be subject to foreign withholding taxes.

Emerging Markets Risk.  The Fund may invest in securities of companies domiciled in so-called “emerging markets” (or lesser developed countries) and investments in such securities are particularly speculative.

A small number of companies representing a limited number of industries may account for a significant percentage of an emerging market country’s overall market and trading volume.  Emerging market economies may be over-dependent on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices.  Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets.  The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities.  For example, limited market size may cause prices to be unduly influenced by traders who control large positions.  Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

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Foreign Currency Risk.  Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies.  Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.  The Fund may engage in various investments that are designed to hedge the Fund’s foreign currency risks.  While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

Fixed Income Risk.  The market value of fixed income investments changes in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  During periods of rising interest rates, the values of outstanding fixed income securities generally fall.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases.  In contrast to maturity which measures which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.  Additional risk associated with fixed income securities includes:

Call Risk.  During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity.

Extension Risk.  An issuer may exercise its right to pay principal on an obligation held by the Fund later than expected.  This may happen when there is a rise in interest rates.  Under these circumstances, the value of the obligation will decrease.

Credit Risk.  The possibility that an issuer will be unable to make timely payments of either principal or interest.

Event Risk.  Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell. Although most of the Fund’s securities must be liquid at the time of investment, securities may become illiquid after purchase by the Fund, particularly during periods of market turmoil.  When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets.  If the Fund is forced to sell these investments to meet redemptions or for other cash needs, the Fund may suffer a loss.  In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.  To the extent the Fund holds a material percentage of the outstanding debt securities of an issuer, this practice may impact adversely the liquidity and market value of those investments.

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Issuer Risk.  Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Portfolio Selection Risk. The Adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

Equity Securities Risk.  Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments.  This risk may be greater in the short term.  Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure to debt securities and consequently may entail greater risk of loss than fixed income securities.

Preferred Securities Risk.  There are special risks associated with investing in preferred securities, including:

Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.  As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

Market Segment Risk.  To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus.  For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts (REITs), may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Non-Diversification Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended, which means the Fund is not limited by the Investment Company Act of 1940, as amended, in the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may invest in the securities of individual issuers to a greater degree than a diversified investment company. As a result, the Fund may be more vulnerable to events affecting a single issuer and therefore, subject to greater volatility than a fund that is more broadly diversified. Accordingly, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

Derivatives Risk.  Using derivatives exposes the Fund to additional risks and may increase the volatility of the Fund’s net asset value and may not provide the expected result.  Derivatives may have a leveraging effect on the Fund’s portfolio, and they can disproportionately increase losses and reduce opportunities for gain.  If changes in a derivative’s value do not correspond to changes in the value of the Fund’s other investments or do not correlate well with the underlying assets, rate or index, the Fund may not fully benefit from, or could lose money on, or could experience unusually high expenses as a result of, the derivative position.  Derivatives involve the risk of loss if the counterparty defaults on its obligation. Certain derivatives may be less liquid, which may reduce the returns of the Fund if it cannot sell or terminate the derivative at an advantageous time or price.  The Fund also may have to sell assets at inopportune times to satisfy its obligations.  Some derivatives may involve the risk of improper valuation.  Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used by the Fund for a variety of reasons.  Recent legislation calls for new regulation of the derivatives markets.  The extent and impact of the regulation is not yet known and may not be known for some time.  New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.  Risks associated with the use of derivatives are magnified to the extent that a large portion of the Fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

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Redemption Risk.  The Fund may need to sell its holdings in order to meet shareholder redemption requests.  The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.  The Fund may be unable to sell illiquid securities at its desired time or price.  Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale.  Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Concentration Risk.  Because the Fund will invest more than 25% of its net assets (plus the amount of any borrowing for investment purposes) in securities in the real estate industry, as defined in this Prospectus, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Real Estate Market Risk.  The Fund will not invest in real estate directly, but only in securities issued by real estate companies.  However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate.  These risks include:

-	declines in the value of real estate;
-	risks related to general and local economic conditions;
-	possible lack of availability of mortgage funds;
-	overbuilding;
-	extended vacancies of properties;
-	increased competition;
-	increases in property taxes and operating expenses;
-	changes in zoning laws;
-	losses due to costs resulting from the clean-up of environmental problems;
-	liability to third parties for damages resulting from environmental problems;
-	casualty or condemnation losses;
-	limitations on rents;
-	changes in neighborhood values and the appeal of properties to tenants; and
-	changes in interest rates.

Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

REIT Risk.  In addition to the risks of securities linked to the real estate industry, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended.  Further, REITs are dependent upon management skills and are typically invested in a limited number of projects or in a particular market segment or geographic region, and therefore are more susceptible to adverse developments affecting a single project, market segment or geographic region than more broadly diversified investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  REITs may have limited financial resources and may experience sharper swings in market values and trade less frequently and in a more limited volume than securities of larger issuers.  In addition, REITs could possibly fail to qualify for pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended.  The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

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Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value.  In addition, capital to pay or refinance a REIT’s debt may not be available or reasonably priced.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

THE ADVISER

Brookfield Investment Management Inc. (the “Adviser”), a Delaware corporation and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser and administrator to the Fund.  Founded in 1989, the Adviser is a wholly owned subsidiary of Brookfield Asset Management Inc. (TSX/NYSE: BAM; EURONEXT: BAMA), a publicly held global alternative asset manager focused on property, renewable power, infrastructure and private equity, with assets under management of over $183 billion as of June 30, 2013.  Pursuant to the Fund’s investment advisory agreement, the Adviser is responsible for the investment management of the Fund, including making investment decisions and placing orders to buy, sell or hold particular securities.  The Adviser also currently serves as investment adviser to various closed-end mutual funds, and previously served as investment adviser to Helios Select Fund, Inc., an open-end management investment company, organized as a Maryland corporation on October 27, 2008, which has since ceased to be an investment company.  As of June 30, 2013, the Adviser and its affiliates had over $10 billion in assets under management.  The Adviser’s principal offices are located at Brookfield Place, 250 Vesey Street, New York, New York 10281-1023.

As compensation for its services and the related expenses the Adviser bears, the Adviser is contractually entitled to an advisory fee (an “advisory fee”), computed daily and payable monthly, at an annual rate set forth in the table below.

Fund	Annual Advisory Fee-Contractual Rate (as a percentage of average daily net assets)
U.S. Real Estate Fund	0.75%

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Pursuant to the Fund’s administration agreement, the Adviser provides administrative services reasonably necessary for the Fund’s operations, other than those services that the Adviser provides to the Fund pursuant to the investment advisory agreement.  As compensation for its administrative services and the related expenses the Adviser bears pursuant to the administration agreements, the Adviser is contractually entitled to an administrative fee (an “administrative fee”), computed daily and payable monthly, at an annual rate set forth in the table below.

Fund	Annual Administrative Fee-Contractual Rate (as a percentage of average daily net assets)
U.S. Real Estate Fund	0.15%

The Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and  expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at the levels set forth in the Fee Table of the Fund until at least May 1, 2015 and may not be terminated by the Fund or the Adviser before such time.  Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed the amount listed in the Fee Table.

A discussion regarding the basis for the Board of Trustees approval of the investment advisory agreement will be available in the Fund’s annual report to shareholders for the period ended December 31, 2013.

See “Management” in the SAI for further information about the Fund’s investment advisory arrangement.

THE PORTFOLIO MANAGERS

Jason S. Baine – Managing Director and Portfolio Manager.  Mr. Baine is a Portfolio Manager across the Adviser’s U.S. and Global REIT strategies.  He oversees and contributes to the portfolio construction process, including execution of buy/sell decisions.  Mr. Baine joined the Adviser in September 2001.  He has over 17 years of investment management experience in the real estate securities area, including portfolio management for institutional accounts.  Mr. Baine is a member of the National Association of Real Estate Investment Trusts (NAREIT) and has a Bachelor of Arts degree from Georgetown University where he majored in Government and minored in Economics.  He has served as Co-Portfolio Manager of the U.S. Real Estate Fund since [               ].

Bernhard Krieg, CFA – Managing Director and Portfolio Manager.  Mr. Krieg is a Portfolio Manager across the Adviser’s U.S. and Global REIT strategies.  He oversees and contributes to the portfolio construction process, including execution of buy/sell decisions.  He joined the Adviser in April 2006, and has 15 years of industry experience.  Mr. Krieg received a Master’s degree in Land Economics and Real Estate from Texas A&M University and his undergraduate equivalent in Business Administration and Civil Engineering from the Technical University in Dresden, Germany.  He also holds the Chartered Financial Analyst designation.  Mr. Krieg has served as Co-Portfolio Manager of the U.S. Real Estate Fund since [      ].

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As portfolio managers, Messrs. Baine and Krieg are primarily responsible for the day to day investment decisions for the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

SIMILARLY MANAGED ACCOUNT PERFORMANCE

As of the date of this Prospectus, the Fund has had no investment operations. The Adviser has previously managed discretionary accounts with substantially similar objectives, strategies and policies as it uses to manage the Fund’s assets.  The individuals responsible for the management of these accounts are the same individuals with the Adviser who are primarily responsible for the day-to-day management of the Fund.  You should not consider the past performance of the composites as indicative of the future performance of the Fund.

The following table sets forth performance data relating to the historical performance of similarly managed accounts which represent a composite of the accounts and funds managed by the Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those employed by the Adviser in the management of the U.S. Real Estate Fund.  The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against a broad-based market index and does not represent the performance of the Fund.  The discretionary accounts for which results are reported are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Code.  Consequently, the performance results for the composites could have been adversely affected if the composites had been regulated as investment companies under the federal securities laws.

The performance results are prepared in accordance with Global Investment Performance Standards (“GIPS®”).  The returns are unaudited and calculated by the Adviser on a total return basis and include gains or losses plus income and the reinvestment of all dividends and interest.  All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the accounts, without provision for Federal or state income taxes.  Custodial fees, if any, were not included in the calculations. GIPS® are ethical standards used by investment managers on a voluntary basis to create performance presentations that ensure fair representation and full disclosure of investment performance results.  GIPS® was created by the CFA Institute, a global not-for-profit association of investment professionals.

The performance calculation methods used for separate account composites are different from the SEC performance standards applied to investment companies.  Investors should also be aware that the use of a methodology different from that used above to calculate performance could result in different performance data.

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The performance data shown below does not represent the performance results of the Fund, but rather represents the performance results of the composites.

Average Annual Total Returns for the Periods Ended June 30, 2013.

U.S. Real Estate Securities Value Income Composite (similar objectives, policies and strategies as the U.S. Real Estate Fund)

Period	U.S. Real Estate Securities Value Income Composite Average Annual Total Returns (Net of all actual fees and expenses)	MSCI US REIT Total Return Index(1)

1 Year	15.00%	9.03%
3 Year	22.09%	18.28%
5 Year	13.80%	7.64%
10 Year	14.76%	10.82%
Inception (9/2001)	16.17%	11.14%

(1)  The MSCI US REIT Total Return Index (RMS) is a total return market capitalization-weighted index which prices once per day after the market close.  It is calculated by MSCI and is composed of equity REITs that are included in the MSCI US Investable Market 2500 Index.

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DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor” or “Quasar”), an affiliate of the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), is located at 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, and is the distributor for the shares of the Fund.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of the Fund are offered on a continuous basis.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser and its affiliates, out of their own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser and its affiliates may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, in certain cases, intermediaries, such as banks, broker-dealers, financial advisers or other financial institutions, may have agreements pursuant to which shares of the Fund owned by its clients are held of record on the books of the Fund in omnibus accounts maintained by each intermediary, and the intermediaries provide those Fund shareholders with sub-administration and sub-transfer agency services.  Pursuant to the Trust’s transfer agency agreement, the Trust pays the transfer agent a charge for each shareholder account.  As a result, the use of one omnibus account for multiple beneficial shareholders can create a cost savings to the Trust.  The Board of Trustees may, from time to time, authorize the Trust to pay a portion of the fees charged by these intermediaries to the extent of any transfer agency savings to the Trust as a result of the use of the omnibus account.  These payments compensate these intermediaries for the provision of sub-administration and sub-transfer agency services associated with their clients whose shares are held of record in this manner.

SHAREHOLDER INFORMATION

DESCRIPTION OF SHARE CLASS

One class of the Fund’s shares is offered in this Prospectus – Class I Shares.  Class I Shares are available to foundations, endowments, institutions, and employee benefit plans that purchase at least $1 million worth of shares of the Fund.  There is no minimum for additional investments.  The Fund may accept, in its sole discretion, investments in Class I Shares from purchasers not listed above or that do not meet the investment minimum requirement.

For information on the Fund’s expenses and investment minimums for Class I Shares, please see the section of this Prospectus entitled “Summary.”

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PRICING OF FUND SHARES

Shares of the Fund are sold at NAV per share, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Market values represent the prices at which securities actually trade or evaluations based on the judgment of the Fund’s outside pricing services.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees (the “Board”) of Brookfield Investment Funds (the “Trust”).  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained.

Trading in Foreign Securities.  In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV per share is calculated (such as a significant surge or decline in the United States or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

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PURCHASE OF FUND SHARES

You may purchase shares of the Fund by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network or through a bank or through one or more brokers authorized by the Fund to receive purchase orders.  Please use the appropriate account application when purchasing by mail or wire.  If you have any questions or need further information about how to purchase shares of the Fund, you may call a customer service representative of the Fund toll-free at 1-855-244-4859.  The Fund reserves the right to reject any purchase order.  For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Fund.  Orders may also be rejected from persons believed by the Fund to be “market timers.”

All checks must be in U.S. dollars drawn on a domestic U.S. bank.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

To buy shares of the Fund, complete an account application and send it together with your check for the amount you wish to invest in the Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent.  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Fund.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s investment objective and otherwise acceptable to the Adviser and the Board.  For further information, you may call a customer service representative of the Fund toll-free at 1-855-244-4859.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P. O. Box will not be accepted.  Please contact the Transfer Agent at 1-855-244-4859 if you need additional assistance when completing your account application.

Shares of the Fund have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

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Purchasing Shares by Mail. Please complete the account application and mail it with your check, payable to the [Name of Fund], to the Transfer Agent at the following address:

Brookfield Investment Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send an account application via overnight delivery to a United States Postal Service post office box.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

Brookfield Investment Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchasing Shares by Telephone.  If you accepted telephone transaction privileges (either by completing the required portion of your account application or by subsequent arrangement in writing with the Fund), and your account has been open for 15 days, you may purchase additional shares by calling toll-free at 1-855-244-4859.  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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Purchasing Shares by Wire.  If you are making your initial investment in the Fund, before wiring funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
FFC:   Brookfield Investment Funds
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-855-244-4859.  Your bank may charge you a fee for sending a wire payment to the Fund.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan. Once your account has been opened with the initial minimum investment, you may make additional purchases of shares at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-855-244-4859 for additional information.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five business days prior to the automatic investment date.

Retirement Accounts.  The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-855-244-4859 for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above.  You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

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Purchasing and Selling Shares through a Broker.  You may buy and sell shares of the Fund through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund.  The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Adviser may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Purchases In Kind.  You may, subject to the approval of the Fund, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment restrictions, policies, and objectives) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  To ascertain whether your securities will qualify to be accepted as a purchase in kind for the Fund, please contact the Transfer Agent at 1-855-244-4859.  If accepted, the securities will be valued using the same criteria and methods for valuing securities to compute the Fund’s net asset value.

REDEMPTION OF FUND SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your financial intermediary.

In Writing.  You may redeem your shares by simply sending a written request to the Transfer Agent.  You should provide your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary.  You should send your redemption request to:

Regular Mail	Overnight Express Mail
Brookfield Investment Funds	Brookfield Investment Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone.  If you accepted telephone options on the account application, you may redeem all or some of your shares, up to $50,000, by calling the Transfer Agent at 1-855-244-4859 before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern time.  Redemption proceeds can be sent by check to the address of record or via ACH to a previously established bank account.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for complete and share certain redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem your shares by telephone.

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You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-855-244-4859 for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.

Payment of Redemption Proceeds.  Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  If you did not purchase your shares with a wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your check has cleared, whichever occurs first.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Systematic Withdrawal Plan.  As another convenience, you may redeem your shares through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $5,000 and each withdrawal amount must be for a minimum of $100.  If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal at the addresses shown above or at 1-855-244-4859.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish a SWP, an investor must complete the appropriate sections of the account application.  For additional information on the SWP, please call the Transfer Agent at 1-855-244-4859.

Redemption “In-Kind.”  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  In-kind redemptions are taxable events.  A redemption in-kind is a taxable event on which you may incur a gain or loss.

Signature Guarantees.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

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A signature guarantee is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account);
•	If a change of address was received by the Transfer Agent within the last 15 days; and
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Other Information about Redemptions.  The Fund may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made.  This does not apply to retirement plan accounts.  You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of the same class of any other Fund in the Trust, based on their relative NAVs.

In effecting an exchange:

•	you must meet the minimum investment requirements for the Fund whose shares you wish to purchase through exchange;

•	if you are exchanging from the Fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

•	you will realize a taxable gain or loss;

•	you should be aware that brokers may charge a fee for handling an exchange for you.

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You may exchange your shares directly through the Distributor, through the Transfer Agent, through a registered broker-dealer, or through your financial intermediary.

•	Exchange By Telephone. You may give exchange instructions by telephone by calling 1-855-244-4859.

•	Exchange By Mail. You may send a written request for exchanges to the following address:

Brookfield Investment Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the Fund(s) whose shares you wish to exchange, and the name of the Fund(s) whose shares you wish to acquire.

The Fund may modify or terminate the exchange privilege at any time.  You will be given notice 60 days prior to any material change to the exchange privilege.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund.  This charge is set by your broker and does not benefit the Fund or the Adviser in any way.  It is in addition to the sales charges and other costs, if any, described in this Prospectus and must be disclosed to you by your broker.

FUND MAILINGS

Statements and reports that the Fund sends to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);

•	Annual and Semi-Annual shareholder reports (every six months); and

•	Quarterly account statements.

HOUSEHOLDING

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-244-4859 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Fund may make an additional payment of dividends or distributions of capital gains if it deems it desirable at any other time of the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash.  Distributions are taxable to you, whether received in cash or reinvested in additional shares, and does not avoid or defer taxable income to you.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Fund.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

In particular, in order to discourage frequent short-term trading in Fund shares, the Fund’s Board has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on Class I Shares of the Fund that are redeemed or exchanged within 60 days or less after the date of a purchase.  This fee is calculated based on the share’s aggregate NAV on the date of redemption and deducted from the redemption proceeds.  The redemption fee is not a sales charge; it is retained by the Fund and does not benefit the Fund’s Adviser or any other third party.  For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be redeemed first).  Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund’s exchange privilege.  The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that effective anti-short-term trading policies and procedures are in place.  While the Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries.  In addition, because the Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Fund cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.  Subject to the exclusions discussed above, the Fund seeks to apply these policies uniformly.

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Certain financial intermediaries may have procedures which differ from those of the Fund to collect the redemption fees or that prevent or restrict frequent trading.  Investors should refer to their intermediary’s policies on frequent trading restrictions.

Monitoring Trading Practices. The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing. The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.

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More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

TAX CONSEQUENCES

The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

The Fund typically makes distributions of dividends and capital gains.  Dividends are taxable to you as ordinary income or, as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Qualified dividend income, the amount of which will be reported to you by the Fund, is currently taxed at a maximum rate of 20% and is dependent on the sources of income earned by the Fund.  Funds that invest primarily in REITs and investments that produce interest income generate little, if any, income that is eligible for the preferential federal tax rates applicable to qualified dividends.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.  The Fund may make taxable distributions even during periods in which the Fund’s share price has declined.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction, which will be a capital gain or loss if you hold your Fund shares as capital assets.  You are responsible for any tax liabilities generated by your transaction.

Tax consequences are not the primary consideration of the Fund in implementing its investment strategy.  Additional information concerning the taxation of the Fund and its shareholders is contained in the SAI.  You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Fund.

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FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

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Investment Adviser
Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street
New York, New York 10281-1023

Independent Registered Public Accounting Firm
[           ]

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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JOINT NOTICE OF PRIVACY POLICY

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders.  Our relationships are based on integrity and trust and we maintain high standards to safeguard your nonpublic personal information (“Personal Information”) at all times.  This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.

If you hold shares of the Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.

What information do we collect?

We collect the following Personal Information about you:

•
Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.

•
Information about  transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.

•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.

WHAT IS OUR PRIVACY POLICY?

We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs.  We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so.  For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf:

•
Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);

•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);

•	Other organizations, with your consent or as directed by you; and

•	Other organizations, as permitted or required by law (e.g. for fraud protection)

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When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy.  We require third parties to comply with our standards for security and confidentiality.

How do we protect client information?

We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you.  It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.

Contact Information

For questions concerning our Privacy Policy, please contact our client services representative at 1-800-497-3746.

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BROOKFIELD INVESTMENT FUNDS

Brookfield U.S. Listed Real Estate Fund

Class I Shares

FOR MORE INFORMATION:

You can find more information about the Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
The Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s previous fiscal year.

The SAI and Shareholder Reports are available free of charge on the Fund’s website at www.brookfieldim.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-855-244-4859 or by writing to:

Brookfield Investment Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.brookfieldim.com

You may review and copy information about the Fund, including the SAI and Shareholder Reports, at the Public Reference Room of the SEC in Washington, DC.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22558.)

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SUBJECT TO COMPLETION, DATED August 30, 2013

The information in this Statement of Additional is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BROOKFIELD INVESTMENT FUNDS

Brookfield U.S. Listed Real Estate Fund
Class A – [          ]
Class C – [          ]
Class Y – [          ]
Class I – [            ]

Statement of Additional Information
[           ], 2013

Brookfield Investment Funds (the “Trust”) currently consists of [five] separate investment portfolios referred to as Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global High Yield Fund (the “Global High Yield Fund”), Brookfield U.S. Listed Real Estate Fund (“the “U.S. Real Estate Fund”) and Brookfield High Yield Fund (the “High Yield Fund”) (each, a “Fund,” and collectively, the “Funds”).  This Statement of Additional Information (the “SAI”) relates only to the U.S. Real Estate Fund.

This SAI, which is not a prospectus, provides information about the Fund.  The SAI should be read in conjunction with the Fund’s Prospectus for Class A Shares, Class C Shares, and Class Y Shares, and the Prospectus for Class I Shares dated [], 2013.  A copy of each Prospectus may be obtained, without charge, on the Fund’s website at www.brookfieldim.com, by writing to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling 1-855-244-4859.

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GENERAL INFORMATION

The Trust is a diversified, open-end management investment company organized as a statutory trust under the laws of the State of Delaware on May 12, 2011.  The Trust operates a multi-class structure pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended (the “1940 Act”).  The U.S. Real Estate Fund seeks total return through growth of capital and current income.  There can be no assurance that the Fund will achieve its investment objective.  Except for the fundamental investment restrictions listed below (see “Investment Restrictions”), the Fund’s investment objective is not fundamental and may be changed by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”), without shareholder approval.  The Fund is non-diversified as that term is defined in the Investment Company Act of 1940, as amended.

INVESTMENT STRATEGIES AND RISKS

The Prospectuses discuss the investment objectives of the Fund and the principal strategies to be employed to achieve those objectives.  This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize, and certain risks associated with such investments and strategies.

Convertible Securities

The Fund may invest in convertible securities.  Convertible securities are preferred stocks or debt obligations that are convertible at a stated exchange rate or formula into common stock or other equity securities.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.  Convertible securities rank senior to common stocks in an issuer’ capital structure and consequently may be of higher quality and entail less risk than the issuer’s common stock.  A convertible security entitles the holder to receive interest that is generally paid or accrued until the convertible security matures, or is redeemed, converted or exchanged.  Convertible securities have both equity and fixed-income risk characteristics.  Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates.  Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  However, when the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock.  As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus, may not decline in price to the same extent as the underlying common stock.  The markets for convertible securities may be less liquid than markets for common stocks or bonds.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

Equity Securities and Related Investments

Investments in Equity Securities.  Equity securities, such as common stock, generally represent an ownership interest in a company.  While equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.  An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund.  Also, the prices of equity securities, particularly common stocks, are sensitive to general movements in the stock market.  A drop in the stock market may depress the price of equity securities held by the Fund.

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Warrants and Stock Purchase Rights.  The Fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities.  Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer.  Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments.  In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date.  The investment by the Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund’s net assets (plus the amount of any borrowing for investment purposes).

The Fund may also invest in stock purchase rights.  Stock purchase rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time.  The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution.  The rights do not carry with them the right to dividends or to vote and may or may not be transferable.  Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments.  In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

Preferred Shares.  The Fund may invest in preferred shares.  Preferred shares are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common shareholders, but after bond holders and other creditors.  Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed (or floating) dividend payment rate and/or a liquidity preference over the issuer’s common shares.  However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund’s fixed income securities.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.  Investments in preferred stock present market and liquidity risks.  The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

Preferred stocks may differ in many of their provisions.  Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or noncumulative and participating or non-participating, redemption provisions, and voting rights.  Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities.  Shareholders of preferred stock may suffer a loss of value if dividends are not paid.  Under ordinary circumstances, preferred stock does not carry voting rights.

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Foreign (Non-U.S.) Securities

General.  The Fund may invest in securities of foreign (non-U.S.) companies, or sponsored and unsponsored depositary receipts for such securities.

Foreign securities may include debt securities of governmental and corporate issuers, preferred stock, common stock, and convertible securities of corporate issuers, rights and warrants to buy common stocks, depositary receipts evidencing ownership of shares of a foreign issuer, and exchange traded funds and other investment companies that provide exposure to foreign issuers.

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers.  These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements).  Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations.  The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies.  There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States.  Confiscatory taxation or diplomatic developments could also affect investment in those countries.  In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

Emerging Markets.  The Fund may invest in or have exposure to securities issued by governmental and corporate issuers that are located in emerging market countries.  Such investments involve special risks.  The economies, markets, and political structures of a number of the emerging market countries in which the Fund can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability.  Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements.  Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe, and certain Asian countries) and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures.  Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems, and government instability.  Investments in countries that have recently begun moving away from central planning and state owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

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Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment.  The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.  A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the political constraints to which a government debtor may be subject.  Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.  Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.  If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default, or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history.  In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the Fund will experience losses or diminution in available gains due to bankruptcy, insolvency, or fraud.

Depositary Receipts.  The Fund’s investments in foreign securities may include investment in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).  U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid currency risks during the settlement period for either purchases or sales.  In general, there is a large, liquid market in the United States for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.  The Fund also may invest in EDRs, GDRs, and in other similar instruments representing securities of foreign companies.  EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them.  EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets and are not necessarily denominated in the currency of the underlying security.

Certain depositary receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

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Custodian Services and Related Investment Costs.  Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States.  Such markets have settlement and clearance procedures that differ from those in the United States.   In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.  The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.  Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund.  In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

Withholding and Other Taxes.  The Fund will be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain countries with respect to the Fund’s investments in such countries.  These taxes will reduce the return achieved by the Fund.  Treaties between the United States and such countries may not be available to reduce the otherwise applicable tax rates.

Derivatives

Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, commodities, interest rates, currency exchange rates, and various domestic and foreign indices.  Derivative instruments that the Fund may use include options contracts, futures contracts, options on futures contracts, and forward currency contracts.

The Fund may use derivatives for a variety of reasons, including as a substitute for investing directly in securities and currencies, as an alternative to selling a security short, as part of a hedging strategy (that is, for the purpose of reducing risk to the Fund), or for other purposes related to the management of the Fund.  Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  However, derivatives may entail investment exposures that are greater than their cost would suggest.  As a result, a small investment in derivatives could have a large impact on the Fund’s performance.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole.  If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss.  The Fund also could experience losses or limit its gains if the performance of its derivatives is poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund is unable to liquidate its position because of an illiquid secondary market.  The market for derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

While transactions in some derivatives may be effected on established exchanges, many other derivatives are privately negotiated and entered into in the over-the-counter market with a single counterparty.  When exchange-traded derivatives are purchased and sold, a clearing agency associated with the exchange stands between each buyer and seller and effectively guarantees performance of each contract, either on a limited basis through a guaranty fund or to the full extent of the clearing agency’s balance sheet.  Transactions in over-the-counter derivatives have no such protection.  Each party to an over-the-counter derivative bears the risk that its direct counterparty will default.  In addition, over-the-counter derivatives may be less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

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Derivatives generally involve leverage in the sense that the investment exposure created by the derivative is significantly greater than the Fund’s initial investment in the derivative.  The Fund may be required to segregate permissible liquid assets, or engage in other permitted measures, to “cover” the Fund’s obligations relating to its transactions in derivatives.  For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open.  With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily mark-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value.  By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

Derivatives also may involve other types of leverage.  For example, an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index.  This leverage will increase the volatility of these derivatives since they may increase or decrease in value more quickly than the underlying instruments.

The Fund may employ new derivative instruments and strategies when they are developed, if those investment methods are consistent with the Fund’s investment objective and are permissible under applicable regulations governing the Fund.

Swaps.  The Fund may enter into total rate of return, credit default or other types of swaps and related derivatives for the purpose of hedging and risk management.  These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a debt instrument or common stock.  Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuers will decline in value.  The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period.  These derivatives may be used as a risk management tool for a pool of financial assets, providing the Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a “Reference Asset”) without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio.  Conversely, these derivatives may be used by the Fund to reduce exposure to an owned asset without selling it.

Because the Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.

Total rate of return swaps and similar derivatives are subject to many risks, including the possibility that the market will move in a manner or direction that would have resulted in gain for the Fund had the swap or other derivative not been utilized (in which case it would have been better had the Fund not engaged in the interest rate hedging transactions), the risk of imperfect correlation between the risk sought to be hedged and the derivative transactions utilized, the possible inability of the counterparty to fulfill its obligations under the swap and potential illiquidity of the hedging instrument utilized, which may make it difficult for the Fund to close out or unwind one or more hedging transactions.

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Total rate of return swaps and related derivatives present certain legal, tax and market uncertainties that present risks in entering into such arrangements.  There is currently little or no case law or litigation characterizing total rate of return swaps or related derivatives, interpreting their positions, or characterizing their tax treatment.  In addition, additional regulations and laws may apply to these types of derivatives that have not previously been applied.  There can be no assurance that future decisions construing similar provisions to those in any swap agreement or other related documents or additional regulations and laws will not have an adverse effect on the Fund that utilizes these instruments.

Futures Contracts.  The Fund may purchase and sell financial futures contracts and options on such contracts.  A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date.  Although some financial futures contracts call for making or taking delivery of the underlying securities or instruments, in most cases these obligations are closed out before the settlement date.  The closing of a contractual obligation may be accomplished by purchasing or selling an identical offsetting futures contract.  Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade.  An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made.  The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place.  Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.  In addition, the Fund may enter into foreign currency futures contracts as described below under “Foreign Currency Contracts and Currency Hedging Transactions.”

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities generally equal to the settlement price less any margin deposit market value of the futures contract will be designated as segregated at the Fund’s custodian.  When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract.  Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

The Fund will be authorized to use financial futures contracts and related options for hedging and non-hedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances.  The Fund may lose the expected benefit of the transactions if currency exchange rates or securities prices change in an unanticipated manner.  Such unanticipated changes in currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

Options on Securities and Stock Indexes.  The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. exchanges.

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An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option.  An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is “covered.”  A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.  A call option on a security is also covered if the Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian.  A put option on a security written by the Fund is “covered” if the Fund maintains similar liquid assets with a value equal to the exercise price designated as segregated at its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the investment advisor, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.  Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index.  In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index.  The Fund will cover put options on stock indices by segregating assets equal to the option’s exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium for writing a put or call option, which will increase the Fund’s gross income in the event the option expires unexercised or is closed out at a profit.  If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged.  A rise in the value of the underlying security or index, however, exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of the underlying index or security.  By writing a put option, the Fund assumes the risk of a decline in the underlying security or index.  To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value.  By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option.  If the value of the Fund’s investments does not decline as anticipated, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs.  The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund’s security holdings being hedged.

Call options may be purchased by the Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security.

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The Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.  When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.  Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

Interest Rate Futures Contracts and Options Thereon.  The Fund may purchase or sell interest rate futures contracts to take advantage of or to protect the Fund against fluctuations in interest rates affecting the value of debt securities that the Fund holds or intends to acquire.  For example, if interest rates are expected to increase, the Fund might sell futures contracts on debt securities, the values of which historically have a high degree of positive correlation to the values of the Fund’s portfolio securities.  Such a sale would have an effect similar to selling an equivalent value of the Fund’s portfolio securities.  If interest rates increase, the value of the Fund’s portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.  The Fund could accomplish similar results by selling debt securities with longer maturities and investing in debt securities with shorter maturities when interest rates are expected to increase.  However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, the Fund may purchase interest rate futures contracts when it is expected that interest rates may decline.  The purchase of futures contracts for this purpose constitutes a hedge against increases in the price of debt securities (caused by declining interest rates), which the Fund intends to acquire.  Since fluctuations in the value of appropriately selected futures contracts should approximate that of the debt securities that will be purchased, the Fund can take advantage of the anticipated rise in the cost of the debt securities without actually buying them.  Subsequently, the Fund can make its intended purchase of the debt securities in the cash market and currently liquidate its futures position.  To the extent the Fund enters into futures contracts for this purpose, it will maintain in a segregated asset account with the Fund’s Custodian, assets sufficient to cover the Fund’s obligations with respect to such futures contracts, which will consist of cash or other liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial margin deposited by the Fund with its Custodian with respect to such futures contracts.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security.  Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.  As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities. The Fund will purchase a put option on a futures contract to hedge the Fund’s portfolio against the risk of rising interest rates and a consequent reduction in the value of portfolio securities.

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The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities that are deliverable upon exercise of the futures contract.  If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings.  The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities that are deliverable upon exercise of the futures contract.  If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of debt securities that the Fund intends to purchase.  If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received.  Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund’s losses from options on futures it has written may to some extent be reduced or increased by changes in the value of its portfolio securities.

Foreign Currency Contracts and Currency Hedging Transactions.  In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts (“forward contracts”) and foreign currency futures contracts (“foreign currency futures”), as well as purchase put or call options on foreign currencies, as described below.  The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.  A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers.  The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or expects to receive a dividend or interest payment on a portfolio holding, in order to “lock in” the U.S. dollar value of the security or payment.  In addition, for example, when the Fund believes that a foreign currency may experience a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency.  This second investment practice is generally referred to as “cross-hedging.”  Because in connection with the Fund’s foreign currency forward transactions an amount of the Fund’s assets equal to the amount of the Fund’s current commitment under the forward contract will be segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available that are sufficient to cover any commitments under these contracts or to limit any potential risk.  The segregated assets will be marked-to-market on a daily basis.  Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.  Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies.  Certain types of forward foreign currency exchange contracts are now regulated as swaps by the Commodity Futures Trading Commission (“CFTC”).  The regulation of such forward foreign currency exchange contracts as swaps is a recent development and there can be no assurance that the additional regulation of these types of derivatives will not have an adverse effect on the Fund that utilizes these instruments.  This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund’s portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date.

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The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.  As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and that the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The successful use of forward contracts and foreign currency futures will usually depend on the investment advisor’s ability to forecast currency exchange rate movements correctly.  Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward contracts, foreign currency futures or may realize losses.

Securities Index Futures Contracts and Options Thereon.    Purchases or sales of securities index futures contracts are used for hedging purposes to attempt to protect the Fund’s current or intended investments from broad fluctuations in stock or bond prices.  For example, the Fund may sell securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund’s securities portfolio that might otherwise result.  If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position.  When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase securities index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase.  As such purchases are made, the corresponding positions in securities index futures contracts may be closed out.  The Fund may write put and call options on securities index futures contracts for hedging purposes.

Risks of Options, Futures and Forward Contracts.  Options, futures and forward contracts are forms of derivatives.  The use of options, futures and forward contracts as hedging techniques may not succeed where the price movements of the securities underlying the options, futures and forward contracts do not follow the price movements of the portfolio securities subject to the hedge.  Gains on investments in options, futures and forward contracts depend on the investment advisor’s ability to predict correctly the direction of stock prices, interest rates, currencies and other economic factors and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions.  Where a liquid secondary market for options, futures or forward contracts does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses.  The loss from investing in certain options, futures and forward contracts is potentially unlimited.  The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies.

The Fund’s futures transactions will ordinarily be entered into for traditional hedging purposes.  There is, however, no limit on the amount of the Fund’s assets that can be put at risk through the use of futures contracts and the value of the Fund’s futures contracts and options thereon may equal or exceed 100% of the Fund’s total assets.  The Fund, however, has no current intention of entering into futures transactions other than for traditional hedging purposes.

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Exclusion from Definition of Commodity Pool Operator.  Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund.   The Fund and the Adviser are therefore not subject to registration or regulation as a pool operator under the CEA.  Effective December 31, 2012, in order to claim the Rule 4.5 exemption, the Fund is significantly limited in its ability to invest in commodity futures, options, swaps (including securities futures, broad-based stock index futures and financial futures contracts).  As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Regulation of Certain Options, Currency Transactions and Other Derivative Transactions as Swaps or Security-Based Swaps

The U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, (the “Dodd-Frank Act”) includes provisions that comprehensively regulate the over-the-counter (i.e., not exchange-traded) derivatives markets for the first time.  This regulation requires that certain of the options, currency transactions and other derivative transactions entered into by the Fund are regulated as swaps by the CFTC or regulated as security-based swaps by the SEC.

The Dodd-Frank Act generally requires swaps and security-based swaps to be submitted for clearing to regulated clearing organization (the so-called “clearing mandate”), unless an exemption from clearing applies.  Swaps and security-based swaps that are submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearing organization, as well as possible SEC- or CFTC-mandated margin requirements.  Accordingly, dealers of swaps and security-based swaps (usually large commercial banks or other financial institutions) as well as other market participants will be required to post margin to the clearing organizations through which their swaps and/or security-based swaps are cleared.  The SEC, CFTC and other U.S. regulators also are required to impose margin requirements on uncleared swap and uncleared security-based swap transactions.  These changes with respect to clearing and margin likely will increase a dealer’s costs, and those increased costs are expected to be passed through, at least partially, to market participants, including any fund that uses swaps or security-based swaps.

The Dodd-Frank Act also requires many swaps and security-based swaps that are currently executed on a bilateral basis in the over-the-counter market to be executed through a regulated securities, futures, or swap exchange or execution facility if those transactions are subject to the clearing mandate.  Once such requirements become effective, it may be more difficult and costly for the Fund to continue to enter into customized swap or security-based swap transactions on a bilateral basis.

In addition, dealers and major participants in the over-the-counter market are required to register with the SEC and/or CFTC.  Registered dealers and major participants are subject to minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, position limits, limitations on conflicts of interest, and other regulatory burdens.  These requirements may increase the overall costs for dealers and major participants in the over-the-counter market, and such increased costs are likely to be passed through, at least partially, to market participants, including any fund that utilizes these instruments.

The cumulative effects of the Dodd-Frank Act on swap and security-based swap transactions and on participants in the derivatives market remain uncertain.

Short-Term Investments

For temporary defensive or cash management purposes, the Fund may invest in short-term investments including, but not limited to:  (a) commercial paper and other short-term commercial obligations; (b) obligations (including certificates of deposit and bankers’ acceptances) of banks; (c) obligations issued or guaranteed by a governmental issuer, including governmental agencies or instrumentalities; (d) fixed income securities of non-governmental issuers; and (e) other cash equivalents or cash.  Subject to the Fund’s restrictions regarding investment in non-U.S. securities, these securities may be denominated in any currency.

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Debt Securities and Related Investments

Debt Securities Rating Information.  The U.S. Real Estate Fund may invest in debt securities of any rating, including below investment grade debt securities or comparable unrated securities, but may not invest in securities in default.  The Fund may invest in convertible debt securities rated “D” or better, or comparable unrated securities as determined by the investment adviser to the Fund, Brookfield Investment Management Inc. (the “Adviser”).  Investment grade debt securities are those rated “BBB” or higher by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or the equivalent of other nationally recognized statistical rating organizations (“NRSROs”).  Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer’s ability to pay interest and repay principal.  Below investment grade debt securities are those rated “BB” and below by Standard & Poor’s or the equivalent rating of other NRSROs.  See “Appendix A” for a description of rating categories.

Below investment grade debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative and may be questionable as to principal and interest payments.  Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments.  The issuers of high yield securities also may be more adversely affected than issuers of higher rated securities by specific corporate or governmental developments or the issuers’ inability to meet specific projected business forecasts.  The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing.  The recent economic downturn has severely affected the ability of many highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity.  Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s net asset value to the extent that it invests in such securities.  In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.

The secondary market for high yield securities is not usually as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs.  Under adverse market or economic conditions, such as those recently prevailing, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer.  As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Prices realized upon the sale of such lower rated or unrated securities, under these and other circumstances, may be less than the prices used in calculating the Fund’s net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities.  In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers.  However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities.

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For purposes of the Fund’s credit quality policies, if a security receives different ratings from nationally recognized statistical rating organizations, the Fund will use the lower rating.  The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate and may not accurately describe the risk of the security.  If a rating organization downgrades the quality rating assigned to one or more of the Fund’s portfolio securities, the Adviser will consider what actions, if any, are appropriate in light of the Fund’s investment objectives and policies including selling the downgraded security or purchasing additional investment grade securities of the appropriate credit quality as soon as it is prudent to do so.

U.S. Government Securities.  U.S. government securities in which the Fund invests include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency, authority or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farm Service Agency, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, National Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks (“FHLBs”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal National Mortgage Association (“FNMA”), Maritime Administration, Tennessee Valley Authority and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987).  Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States.  Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the FHLBs; (ii) the discretionary authority of the U.S. government to purchase the agency’s obligations, such as securities of FNMA; or (iii) only the credit of the issuer.  Although the U.S. government has recently provided financial support to FNMA and FHLMC, no assurance can be given that the U.S. government will provide financial support in the future to these or other U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.  Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include:  (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed; and (iii) as a result of initiatives introduced in response to the recent financial market difficulties, securities of commercial issuers or financial institutions that qualify for guarantees by U.S. government agencies like the Federal Deposit Insurance Corporation.  The secondary market for certain loan participations described above is limited and, therefore, the participations may be regarded as illiquid.

U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity.  Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value.  The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance.  Zero coupon U.S. government securities do not require the periodic payment of interest.  These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest.  The Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund will forgo the purchase of additional income producing assets with these funds.  Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

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Subordinated Securities.  The Fund may also invest in other types of fixed income securities which are subordinated or “junior” to more senior securities of the issuer, or which represent interests in pools of such subordinated or junior securities.  Such securities may include so-called “high yield” or “junk” bonds (i.e., bonds that are rated below investment grade by a rating agency or that are of equivalent quality) and preferred stock.  Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities).  As a result, subordinated or junior securities will be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer.

Structured Securities.  The Fund may invest in structured securities.  The value of the principal and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the Reference.  The terms of the structured securities may provide in certain circumstances that no principal is due at maturity and therefore may result in a loss of the Fund’s investment.  Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the Reference.  Structured securities are a type of derivative instrument and the payment and credit qualities from these securities derive from the assets embedded in the structure from which they are issued.  Structured securities may entail a greater degree of risk than other types of fixed income securities.

Floating Rate Loans.  A floating rate loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution for a group of investors.  The financial institution typically acts as an agent for the investors, administering and enforcing the loan on their behalf. In addition, an institution, typically but not always the agent, holds any collateral on behalf of the investors.

The interest rates are adjusted based on a base rate plus a premium or spread or minus a discount.  The base rate usually is the London Interbank Offered Rate (“LIBOR”), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders.  LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits.

Floating rate loans include loans to corporations and institutionally traded floating rate debt obligations issued by an asset-backed pool, and interests therein.  The Fund may invest in loans in different ways.  The Fund may:  (i) make a direct investment in a loan by participating as one of the lenders; (ii) purchase an assignment of a loan; or (iii) purchase a participation interest in a loan.

Direct Investment in Loans.  It can be advantageous to the Fund to make a direct investment in a loan as one of the lenders.  When a new issue is purchased, such an investment is typically made at par.  This means that the Fund receives a return at the full interest rate for the loan.  Secondary purchases of loans may be made at par, at a premium from par or at a discount from par.  When the Fund invests in an assignment of, or a participation interest in, a loan, the Fund may pay a fee or forgo a portion of the interest payment.  Consequently, the Fund’s return on such an investment may be lower than it would have been if the Fund had made a direct investment in the underlying corporate loan.  The Fund may be able, however, to invest in corporate loans only through assignments or participation interests at certain times when reduced direct investment opportunities in corporate loans may exist.  At other times, however, such as recently, assignments or participation interests may trade at significant discounts from par.

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Assignments.  An assignment represents a portion of a loan previously attributable to a different lender.  The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement of the assigning investor and becomes an investor under the loan agreement with the same rights and obligations as the assigning investor.  Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning investor.

Participation Interests.  Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a corporate loan.  The Fund may acquire participation interests from the financial institution or from another investor.  The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest.  As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower.  In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest.  As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest.  In the event of the insolvency of the financial institution issuing a participation interest, the Fund may be treated as a general creditor of such entity.

Other Information About Floating Rate Loans.  Loans typically have a senior position in a borrower’s capital structure.  The capital structure of a borrower may include loans, senior unsecured loans, senior and junior subordinated debt, preferred stock and common stock, typically in descending order of seniority with respect to claims on the borrower’s assets.

Although loans typically have the most senior position in a borrower’s capital structure, they remain subject to the risk of non-payment of scheduled interest or principal.  Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund.  There can be no assurance that the liquidation of any collateral securing a loan would satisfy a borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.  In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.  Although a loan may be senior to equity and other debt securities in an issuer’s capital structure, such obligations may be structurally subordinated to obligations of the issuer’s subsidiaries.  For example, if a holding company were to issue a loan, even if that issuer pledges the capital stock of its subsidiaries to secure the obligations under the loan, the assets of the operating companies are available to the direct creditors of an operating company before they would be available to the holders of the loan issued by the holding company.

In order to borrow money pursuant to a loan, a borrower will frequently, for the term of the loan, pledge collateral, including, but not limited to:  (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and (iv) security interests in shares of stock of subsidiaries or affiliates.  In the case of loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own.  In many instances, a loan may be secured only by stock in the borrower or its subsidiaries.  Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a loan.

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In the process of buying, selling and holding loans, the Fund may receive and/or pay certain fees.  Any fees received are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees.  When the Fund buys a loan it may receive a facility fee and when it sells a loan it may pay a facility fee.  On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan.  In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.  Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the loan.  Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt.

In a typical loan, the agent administers the terms of the loan agreement.  In such cases, the agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement.  The Fund will generally rely upon the agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the loan.  Furthermore, unless the Fund has direct recourse against the borrower, the Fund will rely on the agent and the other investors to use appropriate credit remedies against the borrower.

For some loans, such as revolving credit facility loans (“revolvers”), an investor may have certain obligations pursuant to the loan agreement that may include the obligation to make additional loans in certain circumstances.  The Fund generally will reserve against these contingent obligations by segregating or otherwise designating a sufficient amount of permissible liquid assets.  Delayed draw term loans are similar to revolvers, except that once drawn upon by the borrower during the commitment period, they remain permanently drawn and become term loans.  A prefunded L/C term loan is a facility created by the borrower in conjunction with an agent, with the loan proceeds acting as collateral for the borrower’s obligations in respect of the letters of credit.  Each participant in a prefunded L/C term loan fully funds its commitment amount to the agent for the facility.

The Fund may acquire interests in loans that are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations.  Bridge loans often are unrated.  The Fund may also invest in loans of borrowers that have obtained bridge loans from other parties.  A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

From time to time, the Adviser and its affiliates may borrow money from various banks in connection with their business activities.  Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests.  Such banks may also act as agents for loans held by the Fund.

Inverse Floating Rate Securities.  The Fund may invest in inverse floating rate obligations.  The interest on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.  An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest.  The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

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Event-linked bonds.  The Fund may invest in “event-linked” bonds, which sometimes are referred to as “insurance-linked” or “catastrophe” bonds.  Event-linked bonds are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude.  For some event-linked bonds, the trigger event’s magnitude may be based on losses to a company or industry, index-portfolio losses, industry indexes or readings of scientific instruments rather than specified actual losses.  If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond.  The Fund is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument.

Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities.  In addition to the specified trigger events, event-linked bonds may also expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.  Event-linked bonds are subject to the risk that the model used to calculate the probability of a trigger event was not accurate and underestimated the likelihood of a trigger event.  This may result in more frequent and greater than expected loss of principal and/or interest, which would adversely impact the Fund’s total returns.  Further, to the extent there are events that involve losses or other metrics, as applicable, that are at, or near, the threshold for a trigger event, there may be some delay in the return of principal and/or interest until it is determined whether a trigger event has occurred.  Finally, to the extent there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a catastrophe, there may be losses or delays in the payment of principal and/or interest on the event-linked bond.  As a relatively new type of financial instrument, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop.  Lack of a liquid market may impose the risk of higher transactions costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.

Event-linked bonds are typically rated by at least one nationally recognized rating agency, but also may be unrated.  Although each rating agency utilizes its own general guidelines and methodology to evaluate the risks of an event-linked bond, the average rating in the current market for event-linked bonds is “BB” by Standard & Poor’s or the equivalent rating for another NRSROs.  However, there are event-linked bonds rated higher or lower than “BB.”

The Fund’s investments in event-linked bonds generally will be rated B, BB or BBB at the time of purchase, although the Fund may invest in event-linked bonds rated higher or lower than these ratings, as well as event-linked bonds that are unrated. The rating for an event-linked bond primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur.  This rating also assesses the bond’s credit risk and model used to calculate the probability of the trigger event.

Event-linked bonds typically are restricted to qualified institutional buyers and, therefore, are not subject to registration with the SEC or any state securities commission and are not listed on any national securities exchange.  The amount of public information available with respect to event-linked bonds is generally less extensive than that available for issuers of registered or exchange listed securities.  Event-linked bonds may be subject to the risks of adverse regulatory or jurisdictional determinations.  There can be no assurance that future regulatory determinations will not adversely affect the overall market for event-linked bonds.

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Event-linked swaps.  The Fund may obtain event-linked exposure by investing in event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies.  Trigger events include hurricanes, earthquakes and weather-related phenomena.  If a trigger event occurs, the Fund may lose the swap’s notional amount.  As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in event-linked bonds, including counterparty risk and leverage risk.

Debt Obligations of Non-U.S. Governments.  The Fund may invest in debt obligations of non-U.S. governments.  An investment in debt obligations of non-U.S. governments and their political subdivisions (sovereign debt) involves special risks that are not present in corporate debt obligations.  The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.  In the past, certain non-U.S. countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints.  Sovereign debtors may also be dependent on expected disbursements from non-U.S. governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Eurodollar Instruments and Samurai and Yankee Bonds.  The Fund may invest in Eurodollar instruments and Samurai and Yankee bonds.  Eurodollar instruments are bonds of corporate and government issuers that pay interest and principal in U.S. dollars but are issued in markets outside the United States, primarily in Europe.  Samurai bonds are yen-denominated bonds sold in Japan by non-Japanese issuers.  Yankee bonds are U.S. dollar denominated bonds typically issued in the United States by non-U.S. governments and their agencies and non-U.S. banks and corporations.  The Fund may also invest in Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).  ECDs are U.S. dollar-denominated certificates of deposit issued by non-U.S. branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a non-U.S. branch of a U.S. bank or in a non-U.S. bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a non-U.S. bank and held in the United States.  These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, non-U.S. withholding or other taxes, seizure of non-U.S. deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

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Bank Obligations

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”). Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Commercial Paper

Commercial paper includes short-term unsecured promissory notes, variable rate demand notes, and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations, and financial institutions (see “Variable and Floating Rate Demand and Master Demand Notes” below for more details) as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. The Fund establishes its own standards of creditworthiness for issuers of such instruments.

Certificates Of Deposit

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit (“CDs”) may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

The Fund may purchase CDs issued by banks, savings and loan associations, and similar institutions with less than one billion dollars in assets, which have deposits insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC, provided the Fund purchases any such CD in a principal amount of no more than $250,000, which amount would be fully insured by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per issuer.

Variable and Floating Rate Demand and Master Demand Notes

The Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies, and financial institutions, and similar taxable and tax exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity longer than one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. The Fund’s investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days’ notice, in combination with the Fund’s other investments which are not readily marketable, will be limited to an aggregate total of 15% of the Fund’s net assets.

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The Fund may also buy variable rate master demand notes. The terms of these obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the Fund and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at the principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, the Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this SAI for commercial paper obligations.

Investment Company Securities

The Fund may invest in shares of other investment companies, subject to the limitations of the 1940 Act, and subject to such investments being consistent with the overall investment objective and policies of the Fund.  To the extent that the Fund invests in the securities of other investment companies, shareholders in the Fund may be subject to duplicative advisory and administrative fees.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index.  The Fund could purchase an ETF to gain exposure to all or a portion of the U.S. market, a foreign market, a region, a commodity, a currency, or to any other index that an ETF tracks.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.  An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate.  In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks:  (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s net asset value; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged.  In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected.

An investment company’s investments in other investment companies are typically subject to statutory limitations prescribed by the 1940 Act.  Many ETFs, however, have obtained exemptive relief from the SEC to permit unaffiliated funds, such as the Fund, to invest in their shares beyond these statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds.  The Fund may rely on these exemptive orders in investing in ETFs.

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Exchange-Traded Notes

The Fund may invest in exchange-traded notes (“ETNs”).  ETNs are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines both aspects of bonds and ETFs.  An ETN’s returns are based on the performance of a market index minus fees and expenses.  Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market.  However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees.

Unlike regular bonds, ETNs do not make periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of an ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.  The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.  When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.  The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.  In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk.  No assurance can be given that the Internal Revenue Service (“IRS”) will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes.  Further, the IRS and Congress have considered proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.  Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price.  Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from their market benchmark or strategy.  This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track.  As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Limited Partnerships

The Fund may obtain interests in limited partnerships.  A limited partnership interest entitles the Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners.  As a limited partner, the Fund generally is not permitted to participate in the management of the partnership.  However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.

Master Limited Partnerships

The Fund may invest in equity securities of master limited partnerships (“MLPs”), and their affiliates.  An MLP generally has two classes of partners, the general partner and the limited partners.  The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common if certain financial tests are met.  As a motivation for the general partner to successfully manage the MLP and increase cash flows, the terms of most MLPs typically provide that the general partner receives a larger portion of the net income as distributions reach higher target levels.  As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners.  The general partner’s incentive compensation typically increases to up to 50% of incremental income.  Nevertheless, the aggregate amount distributed to limited partners will increase as MLP distributions reach higher target levels.  Given this incentive structure, the general partner has an incentive to streamline operations and undertake acquisitions and growth projects in order to increase distributions to all partners.

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MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation.  Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement.  MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings.  Common unit holders generally have first right to a minimum quarterly distribution prior to distributions to the convertible subordinated unit holders or the general partner (including incentive distributions).  Common unit holders typically have arrearage rights if the minimum quarterly distribution is not met.  In the event of liquidation, MLP common unit holders have first right to the partnership’s remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full.  MLP common units trade on a national securities exchange or over-the-counter.  Some limited liability companies (“LLCs”) may be treated as MLPs for federal income tax purposes.  Similar to MLPs, LLCs typically do not pay federal income tax at the entity level and are required by their operating agreements to distribute a large percentage of their current operating earnings.  In contrast to MLPs, LLCs have no general partner and there are no incentives that entitle management or other unit holders to increased percentages of cash distributions as distributions reach higher target levels.  In addition, LLC common unit holders typically have voting rights with respect to the LLC, whereas MLP common units have limited voting rights.  MLP common units and other equity securities can be affected by macro economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or a MLP’s business sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow).  Prices of common units of individual MLPs and other equity securities can also be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP convertible subordinated units are typically issued by MLPs to founders, corporate general partners of MLPs, entities that sell assets to the MLP, and institutional investors, and may be purchased in direct placements from such persons.  The purpose of the convertible subordinated units is to increase the likelihood that during the subordination period there will be available cash to be distributed to common unit holders.  Convertible subordinated units generally are not entitled to distributions until holders of common units have received specified minimum quarterly distributions, plus any arrearages, and may receive less in distributions upon liquidation.  Convertible subordinated unit holders generally are entitled to a minimum quarterly distribution prior to the payment of incentive distributions to the general partner, but are not entitled to arrearage rights.  Therefore, they generally entail greater risk than MLP common units.  They are generally convertible automatically into the senior common units of the same issuer at a one-to-one ratio upon the passage of time or the satisfaction of certain financial tests.  These units do not trade on a national exchange or over-the-counter, and there is no active market for convertible subordinated units.  The value of a convertible security is a function of its worth if converted into the underlying common units.

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Convertible subordinated units generally have similar voting rights to MLP common units.  Because convertible subordinated units generally convert to common units on a one-to-one ratio, the price that the Fund could be expected to pay upon purchase or to realize upon resale is generally tied to the common unit price less a discount.  The size of the discount varies depending on a variety of factors including the likelihood of conversion, and the length of time remaining to conversion, and the size of the block purchased.

MLP I-Shares represent an indirect investment in MLP I-units.  I-units are equity securities issued to affiliates of MLPs, typically a limited liability company, that own an interest in and manage the MLP.  The issuer has management rights but is not entitled to incentive distributions.  The I-Share issuer’s assets consist exclusively of MLP I-units.  Distributions by MLPs to I-unit holders are made in the form of additional I-units, generally equal in amount to the cash received by common unit holders of MLPs.  Distributions to I-Share holders are made in the form of additional I-Shares, generally equal in amount to the I-units received by the I-Share issuer.  The issuer of the I-Share is taxed as a corporation for federal income tax purposes; however, the MLP does not allocate income or loss to the I-Share issuer.  Accordingly, investors receive a Form 1099, are not allocated their proportionate share of income of the MLPs and are not subject to state income tax filing obligations.  The price of I-Shares and their volatility tend to be correlated to the price of common units, although the price correlation is not precise.

Real Estate Investment Trusts

The Fund may invest in REITs.  REITs are companies that invest primarily in income producing real estate or real estate-related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.  Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT.  A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations.  REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers.  REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risk.  When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.  If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates.  This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

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REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.  Historically REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor’s 500 Stock Index (the “S&P 500”).

Mortgage-Backed Securities

The Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits (“REMIC”) pass-through certificates, collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities (“SMBS”), and other types of mortgage-backed securities (“MBS”) that may be available in the future.  A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages.  Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).  Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.  Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities.  In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time the Fund receives the payments for reinvestment.  Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline.  If the Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers.  In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.  Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities, including those that are issued by private issuers, the Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally.  Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS.

Unlike mortgage-backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself.  Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees).  However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.

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In addition, mortgage-backed securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee.  As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics.  Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans.  The coupon rates and maturities of the underlying mortgage loans in a private mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.  Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans.  For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans.  Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

If the Fund purchases subordinated mortgage-backed securities, the subordinated mortgage-backed securities may serve as a credit support for the senior securities purchased by other investors.  In addition, the payments of principal and interest on these subordinated securities generally will be made only after payments are made to the holders of securities senior to the Fund’s securities.  Therefore, if there are defaults on the underlying mortgage loans, the Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss.

Privately issued mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors.  Without an active trading market, mortgage-backed securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

In the case of private issue mortgage-related securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Guaranteed Mortgage Pass-Through Securities.  Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to GNMA, FNMA and FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates.  FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates.  FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

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Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools.  Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-related securities without insurance or guarantees may be purchased if the Adviser determines that the securities meet the Fund’s quality standards.  Mortgage-related securities issued by certain private organizations may not be readily marketable.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations (“CMOs”). CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers.  REMICs are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”) and invest in mortgages principally secured by interests in real property and other investments permitted by the Code.  CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways.  Each class of CMO or REMIC certificate, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date.  Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities.  Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

Stripped Mortgage-Backed Securities (“SMBS”).  SMBS are multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities.  The Fund may invest in SMBS that are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets.  A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal.  The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security.  The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates.  As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs.  Rising interest rates can have the opposite effect.  The Adviser may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable.  If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of the Fund’s limitation on investments in illiquid securities.  The yields and market risk of interest-only and principal-only SMBS, respectively, may be more volatile than those of other fixed income securities.

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The Fund also may invest in planned amortization class (“PAC”) and target amortization class (“TAC”) CMO bonds which involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.”  To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Other Risk Factors Associated with Mortgage-Backed Securities.  Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows.  In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the Fund does not intend to acquire “residual” interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities.  The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty.  Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee.  When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities.  Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.

Illiquid Securities and Rule 144A Securities

The Fund may invest its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.  Illiquid securities do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”), or other restricted securities, which have been determined to be liquid in accordance with procedures established by the Board.

The Fund has adopted non-fundamental policies with respect to investments in illiquid securities (see Investment Restriction No. 12 below).  Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

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A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. As a result, the fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in illiquid securities, including certain restricted securities issued under Section 4(2) of the Securities Act. Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will generally be treated as illiquid and subject to the Fund’s investment restriction on illiquid securities unless such securities are eligible for resale under Rule 144A and are deemed to be liquid in accordance with the procedures described below.

Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Fund to invest, pursuant to procedures established by the Board and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

The Adviser will monitor the liquidity of restricted securities eligible for resale under Rule 144A in the Fund’s portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of how the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant.  The Adviser will also monitor the purchase of Rule 144A securities which are considered to be illiquid to assure that the total of all such Rule 144A securities held by the Fund does not exceed 15% of the Fund’s average daily net assets.

Short Sales

The Fund may make short sales of securities, including short sales “against the box.”  A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.  A short sale against the box occurs when, at the time of the sale, the Fund owns, or has the immediate and unconditional right to acquire at no additional cost, the identical security.

The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities.

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The short sale of a security is considered a speculative investment technique.  Short sales against the box may be subject to special tax rules, one of the effects of which may be to accelerate income to the Fund.

For short sales, the market value of the securities sold short of any one issuer will not exceed either 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) or 5% of such issuer’s voting securities.  The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its assets or the Fund’s aggregate short sales of a particular class of securities exceeds 5% of the outstanding securities of that class.  The Fund may make short sales against the box without respect to such limitations.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale.  The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.  The Fund may close out a short position by purchasing and delivering an equal amount of securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales against the box) will maintain additional asset coverage in the form of segregated or “earmarked” assets on the records of the Adviser or with the Fund’s Custodian, consisting of cash, U.S. government securities or other liquid securities that are equal to the current market value of the securities sold short, or (in the case of short sales against the box) will ensure that such positions are covered by offsetting positions, until the Fund replaces the borrowed security.  Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, any loss increased, by the transaction costs described above. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Repurchase Agreements

Repurchase agreements involve the acquisition by the Fund of a security, subject to an obligation of the seller to repurchase, and the Fund to resell, the security at a fixed price, usually not more than one week after its purchase.  The Fund’s custodian will have custody of securities acquired by the Fund under a repurchase agreement.  Repurchase agreements are considered by the SEC to be loans by the Fund.  In an attempt to reduce the risk of incurring a loss on the repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York with respect to the highest rated securities of the type in which the Fund may invest. It will also require that the repurchase agreement be at all times fully collateralized in an amount at least equal to the repurchase price including accrued interest earned on the underlying securities, and that the underlying securities be marked to market every business day to assure that the repurchase agreement remains fully collateralized. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement.  If bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited.  The Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

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Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements.  Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities.  Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.  Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when this will be advantageous to the Fund.  The Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements.  Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

Borrowing

Though the Fund does not currently intend to borrow money, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33 1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Securities Lending

Although the Fund has no present intention to do so, the Fund reserves the right, pending receipt of Board approval, to lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral (which may include cash, U.S. government or agency securities, or irrevocable letters of credit) from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

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Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

When-Issued or Delayed-Delivery Securities

New issues of fixed-income securities usually are offered on a when-issued or delayed-delivery basis, which means that delivery and payment for such securities ordinarily take place within 45 days after the date of the commitment to purchase.  The payment obligation and the interest rate that will be received on such securities are fixed at the time the Fund enters into the commitment.  The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.  The Fund will not accrue income in respect of a when-issued or delayed-delivery security prior to its stated delivery date. No additional when-issued commitments will be made if more than 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) would be so committed.

Securities purchased on a when-issued or delayed-delivery basis and certain other securities held in the Fund’s portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based on the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.  Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to the risk that such fluctuations will occur prior to their actual delivery.  Purchasing securities on a when-issued or delayed-delivery basis can involve an additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.  A segregated account of the Fund consisting of cash or other liquid securities at least equal at all times to the amount of the when-issued commitments will be established and maintained at the Fund’s custodian bank.

Zero Coupon and Payment In Kind Securities

The Fund may invest in zero coupon bonds, deferred interest bonds, and bonds on which the interest is payable in kind (“PIK securities”).  Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value.  The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance.  While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.  Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond’s term to maturity.  PIK securities are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.  Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.  Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest.  The Fund will accrue income on such investments based on an effective interest method, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations.  As a result, the Fund may have to sell securities at a time when it may be disadvantageous to do so.

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INVESTMENT RESTRICTIONS

The Fund is subject to fundamental and non-fundamental investment policies and limitations.  Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

The following policies and limitations supplement those described in the Prospectuses and this SAI. Investment restrictions numbered 1 through 7 below have been adopted by the Trust as fundamental policies of the Fund.  Investment restrictions 8 through 12 are not fundamental policies and may be changed by a vote of the Board at any time.  The Fund:

1. may not borrow money, except that the Fund may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

2. may not lend its assets or money to other persons, except by (a) purchasing debt obligations (including privately placed debt obligations), (b) lending cash or securities as permitted by applicable law, (c) entering into repurchase agreements, (d) investing in permitted leveraged investments and (e) as otherwise permitted by applicable law.

3. will not make investments that will result in the concentration (as that term is used in the 1940 Act) of its assets in securities of issuers in any one industry, except that the Fund may invest in the securities of issuers directly or indirectly engaged in the real estate industry, as defined in the Prospectuses, without limitation as to concentration.

4. may not underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”).

5. may not purchase or sell real estate, or direct or indirect interests in real estate, except as otherwise permitted by applicable law.

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6. may not purchase or sell commodities or commodity contracts, except as otherwise permitted by applicable law.

7. may not issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

8. may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

9. may not invest in companies for the purpose of exercising control or management.

10. may not purchase warrants if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets (plus the amount of any borrowing for investment purposes).  For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

11. may not invest, in the aggregate, more than 15% of its net assets (plus the amount of any borrowing for investment purposes) in illiquid securities.  For purposes of this restriction, these securities include securities which are restricted from public sale, securities for which market quotations are not readily available, and repurchase agreements maturing or terminable in more than seven days.  Securities freely saleable among qualified institutional investors pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”), and as adopted by the SEC, may be treated as liquid if they satisfy liquidity standards established by the Board.  The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board will monitor their liquidity.

12. invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the types of investments implied by its name.  The Fund will provide shareholders at least 60 days’ prior notice before changing this non-fundamental policy.

Notes to Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction, except that there is an ongoing asset coverage requirement in the case of borrowings.  For purposes of investment restriction No. 4 above, the Trust may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination.  For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc.  In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.  The Trust’s use of these classification systems is not a fundamental policy of the Fund and therefore, can be changed without shareholder approval.

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PORTFOLIO HOLDINGS INFORMATION

The Fund’s portfolio holdings are publicly available:  (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day such information is posted on the Fund’s website.  The Fund’s publicly available portfolio holdings, which may be provided to third parties without prior approval, are:

1. Complete portfolio holdings disclosed in the Fund’s semi-annual or annual reports and filed with the SEC on Form N-CSR.

2. Complete portfolio holdings disclosed in the Fund’s first and third fiscal quarter reports that are filed with the SEC on Form N-Q.

Non-Public Portfolio Holdings

Disclosure of the Fund’s non-public portfolio holdings provides the recipient with information more current than the most recent publicly available portfolio holdings.  Pursuant to the Fund’s policies and procedures, the disclosure of non-public portfolio holdings may be considered permissible and within the Fund’s legitimate business purposes with respect to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients.  These policies and procedures must be followed when disclosing the Fund’s portfolio holdings to any party when such disclosure would provide information more current than the Fund’s most recent publicly available portfolio holdings.  In addition, neither the Fund, the Adviser nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund’s non-public portfolio holdings.

Service Providers. A service provider or other third party that receives information about the Fund’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., Adviser, auditors, custodian, administrator, sub-administrator, transfer agent, counsel to the funds or the independent trustees, pricing services, broker-dealer, financial printers or proxy voting services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to, either by written agreement or by virtue of their duties to the funds, a duty of confidentiality and a duty not to use the information for trading.

Rating And Ranking Organizations. Any Fund officer may provide the Fund’s non-public portfolio holdings to a rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.  The Fund currently has ongoing arrangements with Lipper and Morningstar by which their third parties receive portfolio holdings information routinely.

Other Recipients. Requests for information concerning portfolio holdings that cannot be answered via the disclosures: annual and semi-annual reports, and not already disclosed in the public domain as required through filings with the Securities and Exchange Commission, must first be submitted for consideration to the Fund’s Chief Compliance Officer.  The recipient is required to sign a confidentiality agreement that provides that the non-public portfolio holdings: (1) will be kept confidential; (2) may not be used to trade; and (3) may not be disseminated or used for any purpose other than the purpose approved by the Fund’s Chief Compliance Officer.  If the Fund’s Chief Compliance Officer concludes that disclosing the information serves a legitimate business purpose and is in the best interests of shareholders, such conclusions will be documented in writing.  A written response containing the requested information will then be prepared and approved by the Fund’s Chief Compliance Officer.  The Fund’s Chief Compliance Officer will report such disclosures to the Fund’s Board at the next scheduled board meeting.

Media. Non-public portfolio holdings may not be disclosed to members of the media.

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Waivers Of Restrictions. The Fund’s policy may not be waived, or exceptions made, without the consent of the Fund’s Chief Compliance Officer.  All waivers and exceptions will be disclosed to the Fund’s Board no later than its next regularly scheduled quarterly meeting.

Conflicts Of Interest. If the disclosure of non-public portfolio holdings presents a conflict of interest between the interests of the Fund’s shareholders and the interests of the Fund’s service providers or other third parties or affiliates thereof, then the conflict of interest will be presented to the Board for review prior to the dissemination of the portfolio holdings information.

Board Review. As part of the annual review of the compliance policies and procedures of the Fund, the Chief Compliance Officer will discuss the operation and effectiveness of this Policy and any changes to the Policy that have been made or recommended with the Board.

TRUSTEES AND OFFICERS

The Trust’s Board is responsible for establishing the Fund’s policies and for overseeing the management of the Fund.  The Board also elects the Trust’s officers who conduct the daily business of the Fund.  Information pertaining to the Trustees and executive officers of the Fund is set forth below.

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Name, Position(s) Address1 and Age	Term of Office and Length of Time Served2	Number of Funds in Fund Complex Overseen by Trustee3	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During Past Five Years4

INDEPENDENT TRUSTEES5:

Rodman L. Drake Trustee and Chairman of the Board, Member of the Audit Committee, Member of the Nominating and Compensation Committee Age: 70	Since 2011	11
Interim President and Chief Executive Officer of Crystal River Capital, Inc. (2009-2010); General Partner of Resource Capital Fund II & III CIP L.P. (1998-2006); Co-founder, Baringo Capital LLC (2002-Present).

Chairman (since 2003) and Director/Trustee of several investment companies advised by the Adviser (1989-Present); Director and/or Lead Director of Crystal River Capital, Inc. (2005-2010); Director of Celgene Corporation (2006-Present); Director of Student Loan Corporation (2005-2010); Director of Apex Silver Mines Limited (2007-2009); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (2004-2011); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-2008); Director of Columbia Atlantic Funds (2007-2009); Chairman of Columbia Atlantic Funds (2009-Present).

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Name, Position(s) Address1 and Age	Term of Office and Length of Time Served2	Number of Funds in Fund Complex Overseen by Trustee3	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During Past Five Years4

Louis P. Salvatore Trustee, Chairman of the Audit Committee, Member of the Nominating and Compensation Committee Age: 66	Since 2011	11	Employee of Arthur Andersen LLP (2002-Present).
Director/Trustee of several investment companies advised by the Adviser (2005-Present); Director of SP Fiber Technologies, Inc. (September 2012-Present); Director of Chambers Street Properties (July 2012-Present); Director of Crystal River Capital, Inc. (2005-2010); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (2004-2011).

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Name, Position(s) Address1 and Age	Term of Office and Length of Time Served2	Number of Funds in Fund Complex Overseen by Trustee3	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During Past Five Years4

Edward A. Kuczmarski Trustee, Member of the Audit Committee, Chairman of the Nominating and Compensation Committee Age: 63	Since 2011	5	Certified Public Accountant and Partner of Crowe Horwath LLP 2009-April 2013.
Director/Trustee of several investment companies advised by the Adviser (2011-Present); Trustee of the Empire Builder Tax Free Bond Fund (1984-Present); Director of ISI Funds (2007-Present); Trustee of the Daily Income Fund (2006-Present); Director of the California Daily Tax Free Income Fund, Inc. (1984-Present).

Stuart A. McFarland Trustee, Member of the Audit Committee, Member of the Nominating and Compensation Committee Age: 65	Since April 2013	11	Managing Partner of Federal City Capital Advisors (1997-Present).
Director/Trustee of several investment companies advised by the Adviser (2006-Present); Director of United Guaranty Corporation (July 2011-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp (2000-Present).

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(1)	Address: Brookfield Place, 250 Vesey Street, New York, New York, 10281-1023, unless otherwise noted.

(2)
Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Trust’s By-Laws and Amended and Restated Agreement and Declaration of Trust.  Each officer will hold office for an indefinite term or until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3)
The Fund Complex is comprised of the Brookfield Investment Funds, Brookfield Global Listed Infrastructure Income Fund Inc., Brookfield Mortgage Opportunity Income Fund Inc., Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., Helios Strategic Income Fund, Inc., Brookfield Total Return Fund Inc. and Helios High Yield Fund.

(4)	This column includes only directorships of companies required to report to the SEC under the 1934 Act, (i.e., public companies) or other investment companies registered under the 1940 Act.

(5)	Trustees who are not considered to be “interested persons” of the Trust as defined in the 1940 Act are considered to be “Independent Trustees.”

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Name, Position(s) Address1 and Age	Term of Office and Length of Time Served2	Number of Funds in Fund Complex Overseen by Trustee3	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During Past Five Years4

INTERESTED TRUSTEE/OFFICERS:

Kim G. Redding President and Trustee Age: 57	Since 2011	5
President of several investment companies advised by the Adviser (2010-Present); Chief Investment Strategist of the Adviser (July 2013-Present); Co-Chief Investment Officer of the Adviser (2010-Present); Chief Executive Officer of the Adviser (2010-July 2013; Co-Chief Executive Officer and Chief Investment Officer of the Adviser (2009-2010); Founder and Chief Executive Officer of Brookfield Redding LLC (2001-2009).

Director/Trustee of several investment companies advised by the Adviser (2011-Present); Director, Brookfield Investment Management (UK) Limited (2011-Present); Director and Chairman of the Board of Directors of Brookfield Investment Management (Canada) Inc. (2011-Present); Director, Brookfield Investment Funds (UCITS) PLC. (2011-Present); Director, Brookfield Investment Funds (QIF) PLC (2011-Present).

Heather Goldman Trustee Age: 45	Since April 2013	11
Global Head of Marketing and Business Development of the Adviser (2011-February 2013); Managing Partner, Brookfield Financial (2009-2011); Head of Investor Relations of Starwood Capital Group Global (2007-2009).
				Board Chair (2012-Present), Development Chair and Co-Chair (2006-2012), Treasurer (2004-2006), Board Member (2003-2004) of University Settlement House.

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Name, Position(s) Address1 and Age	Term of Office and Length of Time Served2	Number of Funds in Fund Complex Overseen by Trustee3	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During Past Five Years4

Jon Tyras Vice President Age: 44	Since 2011	N/A
Managing Director and Chief Financial Officer of the Adviser (2010-Present); Director of the Adviser (2006-2010); General Counsel and Secretary of the Adviser (2006-Present); Chief Financial Officer of Brookfield Investment Management (UK) Limited (March 2011-Present); Chief Financial Officer of Brookfield Investment Management (Canada) Inc. (January 2011-Present); Vice President and General Counsel (2006-Present) and Secretary (2007-July 2010) of Crystal River Capital, Inc.; Secretary of several investment companies advised by the Adviser (2006-Present); Attorney at Paul Hastings LLP (1998-2006).
N/A

Angela W. Ghantous Treasurer Age: 37	Since 2012	N/A
Treasurer of several investment companies advised by the Adviser (2012-Present); Director of the Adviser (2012-Present); Vice President of the Adviser (2009-Present); Controller of Brookfield Redding LLC (2006-2009).

N/A

Brian F. Hurley Secretary Age: 35	Since 2011	N/A	Director and Assistant General Counsel of the Adviser (2010-Present); Attorney at Paul Hastings LLP (2002-2010).	N/A

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Name, Position(s) Address1 and Age	Term of Office and Length of Time Served2	Number of Funds in Fund Complex Overseen by Trustee3	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During Past Five Years4

Seth Gelman Chief Compliance Officer (“CCO”) and Anti-Money Laundering (AML) Officer Age: 37	Since 2011	N/A	CCO of several investment companies advised by the Adviser (May 2009-Present); Director and CCO of the Adviser (May 2009-Present); Vice President, Oppenheimer Funds, Inc. (2004-May 2009).	N/A

(1)	Address: Brookfield Place, 250 Vesey Street, New York, New York, 10281-1023, unless otherwise noted.

(2)
Mr. Redding and Ms. Goldman will hold office as Trustees for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of Mr. Redding and/or Ms. Goldman and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date Mr. Redding and/or Ms. Goldman resigns or retires, or is removed by the Board or shareholders, in accordance with the Trust’s By-Laws and Declaration of Trust.  Each officer will hold office for an indefinite term or until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3)
The Fund Complex is comprised of the Brookfield Investment Funds, Brookfield Global Listed Infrastructure Income Fund Inc., Brookfield Mortgage Opportunity Income Fund Inc., Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., Helios Strategic Income Fund, Inc., Brookfield Total Return Fund Inc. and Helios High Yield Fund.

(4)	This column includes only directorships of companies required to report to the SEC under the 1934 Act, (i.e., public companies) or other investment companies registered under the 1940 Act.

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Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  As is the case with virtually all investment companies (as distinguished from operating companies), the day-to-day management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment adviser and administrator, the sub-administrator, custodian and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service provider.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time, one or more members of the Board also may meet with management in less formal settings, between scheduled “Board meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established three standing committees, an Audit Committee, a Nominating and Compensation Committee, and a Qualified Legal Compliance Committee (the “QLCC”) (collectively, the “Committees”), which are discussed in greater detail below.  Currently, four of the six members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates, and each of the Audit Committee, Nominating and Compensation Committee and QLCC are comprised entirely of Independent Trustees.  Each of the Independent Trustees helps identify matters for consideration by the Board and the Chairman of the Board has an active role in the agenda setting process for Board meetings.  The Audit Committee Chairman also has an active role in the agenda setting process for the Audit Committee meetings.  The Trust has adopted Fund Governance Policies and Procedures to ensure that the Board is properly constituted in accordance with the 1940 Act and to set forth examples of certain of the significant matter for consideration by the Board and/or its Committees in order to facilitate the Board’s oversight function.

The Board has determined that its leadership structure is appropriate.  In addition, the Board also has determined that the structure, function and composition of the Committees are appropriate means to provide effective oversight.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements, Board oversight of different types of risks is handled in different ways.  For example, the full Board receives and reviews reports from senior personnel of the Adviser (including senior compliance, financial reporting and investment personnel) or their affiliates regarding various types of risks, including, but not limited to, operational, compliance, investment, and business continuity risks, and how they are being managed.  From time to time, the full Board meets with the Trust’s Chief Compliance Officer to discuss compliance risks relating to the Fund, the Adviser and the Trust’s other service providers.  The Audit Committee supports the Board’s oversight of risk management in a variety of ways, including meeting regularly with the Trust’s Treasurer and with the Trust’s independent registered public accounting firm and, when appropriate, with other personnel employed by the Adviser to discuss, among other things, the internal control structure of the Trust’s financial reporting function and compliance with the requirements of the Sarbanes-Oxley Act of 2002. The Audit Committee also meets regularly with the Trust’s Chief Compliance Officer to discuss compliance and operational risks and receives reports from the Adviser’s internal audit group as to these and other matters.

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Information about Each Director’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to serve as a Trustee of the Trust in light of the Trust’s business and structure.  Certain of these business and professional experiences are set forth in detail in the table above. The Trustees have substantial board experience or other professional experience and have demonstrated a commitment to discharging their oversight responsibilities as Trustees.  The Board, with the assistance of the Nominating and Compensation Committee, annually conducts a “self-assessment” wherein the performance of the Board and the effectiveness of the Board and the Committees are reviewed.

In addition to the information provided in the table above, below is certain additional information regarding each particular Trustee and certain of their Trustee Attributes.  The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

Rodman L. Drake.  Mr. Drake has extensive business experience with particular expertise in financial services, financial reporting, strategic planning and risk management disciplines, including serving on the board of directors for various public and private companies, which include other investment management companies.  Mr. Drake serves as the Chairman of the Board and is a member of the Nominating and Compensation Committee, and is a member of the Audit Committee.

Louis P. Salvatore.  Mr. Salvatore has extensive business experience in financial services and financial reporting, including serving on the board of directors/trustees and as audit committee chairman for several other investment management companies.  Mr. Salvatore spent over 30 years in public accounting.  He holds a Professional Director Certification from the American College of Corporate Directors, a public company director education organization.  Mr. Salvatore serves as Chairman of the Audit Committee, and is a member of the Nominating and Compensation Committee.

Edward A. Kuczmarski.    Mr. Kuczmarski has financial accounting experience as a Certified Public Accountant.  He also currently serves on the board of directors/trustees for several other investment management companies.  In serving on these boards, Mr. Kuczmarski has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Kuczmarski serves as Chairman of the Nominating and Compensation Committee, and is a member of the Audit Committee.

Kim G. Redding.  Mr. Redding is the Co-Chief Investment Officer of the Adviser and is currently President of several other investment companies advised by the Adviser.  As the Co-Chief Investment Officer, Mr. Redding has intimate knowledge of the Adviser, its operations, personnel and financial resources.  His position of responsibility at the Adviser, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight of the Fund.

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Heather Goldman.  Ms. Goldman has extensive business experience in the financial services industry with particular expertise in the areas of private equity, investment management and commercial banking.  As a former senior executive of the Adviser, Ms. Goldman has intimate knowledge of the Adviser, its operations and personnel.

Stuart A. McFarland.  Mr. McFarland has extensive experience in executive leadership, business development and operations, corporate restructuring and corporate finance.  He previously served in senior executive management roles in the private sector, including serving as Executive Vice President and General Manager of GE Capital Mortgage Services, Corp.  Mr. McFarland currently serves on the board of directors for various other investment management companies, publicly traded company and non-profit entities, and is the Managing Partner of Federal City capital Advisors.  Mr. McFarland is a member of the Audit Committee and Nominating and Compensation Committee.

Board Committees

The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Nominating and Compensation Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks.  The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to the Fund, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

The Nominating and Compensation Committee is comprised of all of the Independent Trustees.  The Nominating and Compensation Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees, as is considered necessary from time to time and meets only as necessary.  The Declaration of Trust (as defined below) does not permit shareholders to nominate persons for election as Trustees.

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Trustee Ownership of Fund Shares and Other Interests

No Trustee owned shares of the Fund as of the calendar year ended December 31, 2012, which is prior to the inception date of the Fund.  Set forth in the table below is the aggregate dollar range of equity securities in the Fund complex beneficially owned by each Trustee as of December 31, 2012.

Name of Trustee	Aggregate Dollar Range of Equity Securities Held in Fund Complex**

INTERESTED TRUSTEES:

Kim G. Redding	E

Heather Goldman	A

INDEPENDENT TRUSTEES:

Rodman L. Drake	E

Louis P. Salvatore	E

Edward A. Kuczmarski	A

Stuart A McFarland	C

*	Key to Dollar Ranges.
A.  None
B.  $1 – $10,000
C.  $10,001 – $50,000
D.  $50,001 – $100,000
E.  Over $100,000

**
The aggregate dollar range of equity securities owned by each Trustee of all funds overseen by each Trustee in the Adviser’s family of investment companies (the “Fund Complex”) as of December 31, 2012.  The Fund Complex is comprised of the Brookfield Investment Funds, Brookfield Global Listed Infrastructure Income Fund Inc., Brookfield Mortgage Opportunity Fund Inc., Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., Helios Strategic Income Fund Inc., Brookfield Total Return Fund Inc. and Helios High Yield Fund.

As of December 31, 2012, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

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Trustee and Officer Compensation

No remuneration is paid by the Fund to persons who are directors, officers or employees of the Adviser or any affiliate thereof for their services as Trustees or officers of such Fund.  No compensation was received by the Independent Trustees from the Fund for the fiscal year ended December 31, 2012, which is prior to the inception date of the Fund.  Set forth below is the compensation received by the Independent Trustees from the Fund Complex for the fiscal year ended December 31, 2012. Each Trustee of the Fund, other than those who are officers or employees of the Adviser or any affiliate thereof, is entitled to receive from the Fund a fee of $10,000 per year plus $2,000 for the Chairman of the Board and, $3,000 for the Chairman of the Audit Committee.  The Independent Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  The Trust does not have a pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

COMPENSATION TABLE

Name of Person and Position	Total Compensation from the Fund Complex*

Interested Trustees

Kim G. Redding	$0 (0)
Heather Goldman	$0 (0)

Independent Trustees

Rodman L. Drake	$134,750 (10)
Louis P. Salvatore	$140,625 (10)
Edward A. Kuczmarski	$40,000 (4)
Stuart A. McFarland	$75,500 (6)

*
Represents the total compensation paid to such persons for the calendar year ended December 31, 2012.  The parenthetical number represents the number of investment companies (including the Funds) or portfolios thereof from which such person receives compensation and which are considered part of the Fund Complex.

CODE OF ETHICS

The Trust, its Adviser and Distributor have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act.  The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.

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PROXY VOTING POLICIES

The Adviser

The Trust, on behalf of the Fund, has delegated the voting of portfolio securities to the Adviser.

The proxy voting policies of the Adviser and its affiliates attached as Appendix B, are reviewed periodically and, accordingly, are subject to change.

The Trust files Form N-PX with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  This filing for the Trust is available without charge, upon request, by calling toll-free 1-855-244-4859 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.  Since the Fund was not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of the Fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Brookfield Investment Management Inc. (the “Adviser”) serves as the Fund’s investment adviser.  The Adviser is a wholly owned subsidiary of Brookfield Asset Management Inc. (“Brookfield”), a publicly held global alternative asset manager focused on property, renewable power, infrastructure and private equity with assets under management of over $183 billion as of June 30, 2013.  In addition to the Trust, the Adviser’s clients include pensions, foundations and endowments, insurance companies, real estate investment trusts and closed-end funds.  The Adviser specializes in equities and fixed income and its investment philosophy incorporates a value-based approach towards investment.  The Adviser provides advisory services to several other registered investment companies.  As of June 30, 2013, the Adviser and its affiliates had over $10 billion in assets under management.  The business address of the Adviser and its officers and directors is Brookfield Place, 250 Vesey Street, New York, New York 10281-1023.

The Adviser currently serves as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”).  Pursuant to the Advisory Agreement, the Adviser furnishes a continuous investment program for the Fund’s portfolios, makes the day-to-day investment decisions for the Fund, arranges the portfolio transactions of the Fund, and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board.

After an initial two year term, the Advisory Agreement will continue in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (i) the Board or a (ii) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Trustees who are not “interested persons” (as defined pursuant to the 1940 Act) of the Fund, the Adviser, as applicable by vote cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable at any time, without payment of any penalty, by vote of the Trust’s Board of Trustees, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or by the Adviser, in each case on not more than 60 days’ nor less than 30 days’ prior written notice to the other party.  The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

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As compensation for its services and the related expenses the Adviser bears, the Adviser is contractually entitled to an advisory fee (an “advisory fee”), computed daily and payable monthly, at an annual rate set forth in the table below.

Fund	Annual Advisory Fee-Contractual Rate (as a percentage of average daily net assets)
U.S. Real Estate Fund	0.75%

The Advisory Agreement was initially approved by the Trustees, including a majority of the Independent Trustees who are not parties to such Agreement, on August 22, 2013.  At that meeting, the Board reviewed the written and oral presentations provided by the Adviser in connection with the Trustees’ consideration of the Advisory Agreement.  A discussion regarding the basis of the Board’s approval of the Advisory Agreement will be available in the Trust’s annual report to shareholders for the period ended December 31, 2013.

The Adviser has also entered into a distribution agreement with TS Capital, LLC (“TSC”) and its affiliated broker-dealer, ABAX Brokerage Services, Inc. (“ABAX”), under which TSC and ABAX provide assistance to the Adviser with respect to the Fund’s shares of beneficial interest and shareholder services. The fees due pursuant to this distribution agreement will be paid exclusively by the Adviser (and not the Fund).  The services provided by TSC and ABAX to the Adviser include, without limitation, marketing assistance, distribution support and shareholder servicing.

Administration Agreement
Pursuant to an administration agreement with the Fund (the “Administration Agreement”), the Adviser also performs various administrative services to the Fund, including, among other responsibilities, the preparation and coordination of reports and other materials to be supplied to the Board; prepare and/or supervise the preparation and filing with the applicable regulatory authority of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports and filings required of the Fund; supervise and monitor the preparation of all required filings necessary to maintain the Fund’s qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Fund’s other service providers; review and adjust as necessary the Fund’s daily expense accruals; monitor daily, monthly and periodic compliance with respect to the federal and state securities laws; send periodic information (i.e., performance figures) to service organizations that track investment company information; and perform such additional services as may be agreed upon by the Fund and the Adviser.

For its services under the Administration Agreement, the Adviser receives from the Fund an annual fee equal to 0.15% of its average daily net assets, payable monthly in arrears.

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Expense Limitation Agreement

Though the Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of its fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the limit set forth in the Annual Fund Operating Expenses table of the Prospectuses.  Any such waivers made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for its fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

SERVICE PROVIDERS

Sub-Administrator, Transfer Agent and Fund Accountant

Pursuant to a sub-administration agreement (the “Sub-Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS” or the “Sub-Administrator”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Sub-Administrator to the Fund.  USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Sub-Administration Agreement, as compensation for its services, USBFS receives from the Fund, a combined fee that would cover both fund accounting and fund administration services based on the Fund’s current average daily net assets of: 0.07% on the first $100 million, 0.05% on the next $200 million and 0.03% on the remaining assets, with a minimum annual fee of $64,000 per Fund.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.

Custodian

Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Sub-Administrator do not participate in decisions relating to the purchase and sale of securities by the Fund.  The Sub-Administrator, Transfer Agent, Custodian and the Fund’s Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.   The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

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Independent Registered Public Accounting Firm

[           ], [           ], serves as the independent registered public accounting firm to the Trust.

Legal Counsel

Paul Hastings LLP, 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  The Fund does not intend to use any affiliated broker-dealers.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as:  the price of the security; the commission rate; the execution capability, including execution speed and reliability; trading expertise and knowledge of the other side of the trade; reputation and integrity; market depth and available liquidity; recent order flow; timing and size of an order; and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement, to be useful in varying degrees, but of indeterminable value.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds.  In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

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PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (i) the lesser of purchases or sales of portfolio securities for the fiscal year by (ii) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 35%) and could increase brokerage commission costs.  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.

PORTFOLIO MANAGERS

The information below provides summary information regarding the individuals identified in the Prospectuses as primarily responsible for day-to-day management of the Fund (“Portfolio Managers”).  All asset information is as of [          ], 2013.

U.S. Real Estate Fund

Messrs. Baine and Krieg are responsible for the day-to-day management of the U.S. Real Estate Fund.

Jason S. Baine – Managing Director and Portfolio Manager.  Mr. Baine is a Portfolio Manager across the Adviser’s U.S. and Global REIT strategies.  He oversees and contributes to the portfolio construction process, including execution of buy/sell decisions.  Mr. Baine joined the Adviser in September 2001.  He has over 16 years of investment management experience in the real estate securities area, including portfolio management for institutional accounts.  Mr. Baine is a member of the National Association of Real Estate Investment Trusts (NAREIT) and has a Bachelor of Arts degree in Government and Economics from Georgetown University.  He has served as Co-Portfolio Manager of the U.S. Real Estate Fund since [          ].

Bernhard Krieg, CFA – Managing Director and Portfolio Manager.  Mr. Krieg is a Portfolio Manager across the Adviser’s U.S. and Global REIT strategies.  He oversees and contributes to the portfolio construction process, including execution of buy/sell decisions.  He joined the Adviser in April 2006, and has over 15 years of industry experience.  He received a Master’s degree in Land Economics and Real Estate from Texas A&M University and his undergraduate degree in Business Administration and Civil Engineering from the Technical University in Dresden, Germany.  He also holds the Chartered Financial Analyst designation.  Mr. Krieg has served as Co-Portfolio Manager of the U.S. Real Estate Fund since [          ].

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The table below shows the number of other accounts managed by each Portfolio Manager and the total assets in each of the following categories, as of [], 2013: registered investment companies, other pooled investment vehicles and other accounts.  For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

The following table provides information relating to other accounts managed by Mr. Baine:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	[ ]	[ ]	[ ]

Number of Accounts Managed with Performance-Based Fees	[ ]	[ ]	[ ]

Assets Managed (assets in millions)	$[ ]	$[ ]	$[ ]

Assets Managed with Performance-Based Fees (assets in millions)	$[ ]	$[ ]	$[ ]

The following table provides information relating to other accounts managed by Mr. Krieg:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	[ ]	[ ]	[ ]

Number of Accounts Managed with Performance-Based Fees	[ ]	[ ]	[ ]

Assets Managed (assets in millions)	$[ ]	$[ ]	$[ ]

Assets Managed with Performance-Based Fees (assets in millions)	$[ ]	$[ ]	$[ ]

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Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when the Portfolio Managers also have day-to-day management responsibilities with respect to one or more other accounts.  These potential conflicts include:

Allocation of Limited Time and Attention.  As indicated above, the Portfolio Managers manage multiple accounts.  As a result, the Portfolio Managers will not be able to devote all of their time to management of the Fund.  The Portfolio Managers, therefore, may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he were to devote all of his attention to the management of only the Fund.

Allocation of Limited Investment Opportunities.  As indicated above, the Portfolio Managers manage accounts with investment strategies and/or policies that are similar to the Fund.  If the Portfolio Managers identify an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among these accounts or other accounts managed primarily by other Portfolio Managers of the Adviser and its affiliates.  In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.

Pursuit of Differing Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which the manager exercises investment responsibility, or may decide that certain of these funds or accounts should take differing positions with respect to a particular security.  In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts.  For example, the sale of a long position or establishment of a short position by an account may impair the price of the same security sold short by (and therefore benefit) the Adviser, its affiliates, or other accounts, and the purchase of a security or covering of a short position in a security by an account may increase the price of the same security held by (and therefore benefit) the Adviser, its affiliates, or other accounts.

Selection of Broker/Dealers. A Portfolio Manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds or accounts that he supervises.  In addition to providing execution of trades, some brokers and dealers provide portfolio managers with brokerage and research services which may result in the payment of higher brokerage fees than might otherwise be available.  These services may be more beneficial to certain funds or accounts of the Adviser and its affiliates than to others.  Although the payment of brokerage commissions is subject to the requirement that the Adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a Portfolio Manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds or other accounts that the Adviser and its affiliates manage.  In addition, with respect to certain types of accounts (such as pooled investment vehicles and other accounts managed for organizations and individuals) the Adviser may be limited by the client concerning the selection of brokers or may be instructed to direct trades to particular brokers.  In these cases, the Adviser or its affiliates may place separate, non-simultaneous transactions in the same security for the Fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of such Fund or the other accounts.

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Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to a Portfolio Manager differ among the accounts that he manages.  If the structure of the Adviser’s management fee or the Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the Portfolio Managers may be motivated to favor certain accounts over others.  The Portfolio Managers also may be motivated to favor accounts in which they have investment interests, or in which the Adviser or its affiliates have investment interests.  Similarly, the desire to maintain assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager in affording preferential treatment to those accounts that could most significantly benefit the Portfolio Manager.  For example, as reflected above, if a Portfolio Manager manages accounts which have performance fee arrangements, certain portions of his/her compensation will depend on the achievement of performance milestones on those accounts.  The Portfolio Manager could be incented to afford preferential treatment to those accounts and thereby be subject to a potential conflict of interest.

The Adviser and the Fund have adopted compliance policies and procedures that are reasonably designed to address the various conflicts of interest that may arise for the Adviser and its staff members.  However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

Compensation

The Portfolio Managers are compensated based on the scale and complexity of their portfolio responsibilities, the total return performance of funds and accounts managed by the Portfolio Manager on an absolute basis and when compared to appropriate peer groups of similar size and strategy, as well as the management skills displayed in managing their portfolio teams and the teamwork displayed in working with other members of their firm.  Since the Portfolio Managers are responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis almost equally weighted among performance, management and teamwork.  Base compensation for the Portfolio Managers varies in line with a Portfolio Manager’s seniority and position.  The compensation of Portfolio Managers with other job responsibilities (such as acting as an executive officer of their firm or supervising various departments) includes consideration of the scope of such responsibilities and the Portfolio Manager’s performance in meeting them.  The Adviser seeks to compensate Portfolio Managers commensurate with their responsibilities and performance, and that is competitive with other firms within the investment management industry.  Salaries, bonuses and stock-based compensation also are influenced by the operating performance of their respective firms and their parent companies.  While the salaries of the Portfolio Managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year.  Bonuses are determined on a discretionary basis by the senior executives of their respective firm and measured by individual and team-oriented performance guidelines.  The amount of the Long Term Incentive Plan (LTIP) is approved annually and there is a rolling vesting schedule to aid in retention of key people.  A key component of this program is achievement of client objectives in order to properly align interests with our clients.  Further, the incentive compensation of all investment personnel who work on each strategy is directly tied to the relative performance of the strategy and its clients.

The compensation structure of the Portfolio Managers and other investment professionals has four primary components:

●	A base salary;
●	An annual cash bonus;
●	If applicable, long-term compensation consisting of restricted stock units or stock options of the Adviser’s ultimate parent company, Brookfield Asset Management Inc.; and

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●	If applicable, long-term compensation consisting of restricted stock units in private funds managed by the investment professional.

The Portfolio Managers also receive certain retirement, insurance and other benefits that are broadly available to all employees.  Compensation of the Portfolio Managers is reviewed on an annual basis by senior management.

Securities Owned in the Fund by the Portfolio Managers

[As of the date of this SAI, the Portfolio Managers did not beneficially own any shares of the Fund.]

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of the Fund’s shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

DISTRIBUTION PLANS

The Fund has adopted separate distribution and service plans (each, a “Plan,” and collectively, the “Plans”) pursuant to Rule 12b-1 under the 1940 Act on behalf of each of the Class A and Class C Shares of the Fund.  Payments may be made by the Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the class to which such Plan relates as determined by the Board.  Such activities typically include advertising; compensation for sales and marketing activities of the Distributor and other banks, broker-dealers, and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, fixtures, salaries, bonuses, reporting and recordkeeping, and other overhead.  To the extent any activity is one which the Fund may finance without a distribution plan, the Fund may also make payments to finance such activity outside of the Plans and not be subject to its limitations.  Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor.  The Plans compensate the Distributor regardless of expense, and accordingly a portion of the payments by the Fund may be used indirectly to finance distribution activities on behalf of other funds in the Fund Complex and a portion of the payments by such other funds may be used to finance distribution activities on behalf of the Fund.  The Plans are intended to benefit the Fund, among other things, by increasing its assets and thereby reducing the Fund’s expense ratio.  The Independent Trustees have concluded that there is a reasonable likelihood that the Plans will benefit these classes and their respective shareholders.

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Under its terms, each Plan remains in effect so long as its continuance is specifically approved at least annually by vote of the Fund’s Board, including a majority of the Independent Trustees.  No Plan may be amended to materially increase the amount to be spent for services provided by the Distributor thereunder without shareholder approval, and all material amendments of any Plan must also be approved by the Board in the manner described above.  Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).  Under each Plan, the Distributor will provide the Trustees with periodic reports of amounts expended under such Plan and the purpose for which such expenditures were made.

Pursuant to the Plans, the Fund pays the Distributor 0.25% of its average daily net assets of Class A Shares and 1.00% of its average daily net assets of Class C Shares.  In addition, pursuant to the Plans, the Adviser, its affiliates, or the Distributor and its affiliates may make payments from time to time from their own resources, which may include the investment advisory fee, administration fee, or the distribution fee received from the Fund, and past profits, for any of the foregoing purposes.  Due to the continuing nature of Rule 12b-1 payments, long-term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (“FINRA”).  Pursuant to the Distribution Agreement, the Fund appoints the Distributor as its general distributor and exclusive agent for the sale of the Fund’s shares.  The Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under federal securities laws.

The amounts paid by the Fund may include third party servicing fees paid to the providers of various programs that make shares available to their customers.  Subject to tax limitations and approvals by the Board, the Fund also makes payments to the providers of various programs that make shares available to their customers, out of its assets other than 12b-1 payments, in amounts not greater than savings of expenses the Fund would incur in maintaining shareholder accounts for those who invest in the Fund directly rather than through these programs.  The Adviser and its affiliates may also pay for all or a portion of these program’s charges out of their financial resources other than 12b-1 fees.

Shares of the Fund may also be purchased through shareholder agents that are not affiliated with the Fund or the Distributor.  There are no sales or service charge imposed by the Fund other than as described in the Prospectus for Class A and Class C Shares under the “Description of Share Classes” section, but agents who do not receive distribution payments or sales charges may impose a charge to the investor for their services.  Such fees may vary among agents, and such agents may impose higher initial or subsequent investment requirements than those established by the Fund.  Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of the Fund’s shares in that account.  It is the responsibility of the shareholder’s agent to establish procedures which would assure that, upon receipt of an order to purchase shares of the Fund, the order will be transmitted so that it will be received by the Distributor before the time when the price applicable to the buy order expires.

No Independent Trustee of the Fund had a direct or indirect financial interest in the operation of any Plan or related agreements.

The 12b-1 Plan is intended to benefit the Fund by increasing its assets and thereby reducing the Fund’s expense ratio.

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DETERMINATION OF SHARE PRICE

The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share is calculated separately for each class of the Fund.  The NAV of Class A and Class C Shares of the Fund, as applicable, will generally be lower than the NAV of Class Y or Class I Shares, as applicable, as a result of the higher service and distribution-related fees to which Class A and Class C Shares are subject.  It is expected, however, that the NAV of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.  An example of how the Fund calculated its NAV per share as of December 31, 2012 is as follows:

Net Assets	=	NAV Per Share
Shares Outstanding

Brookfield U.S. Listed Real Estate Fund
Class A Shares
$639,186	=	$11.99
53,296

Class C Shares
$67,207	=	$12.00
5,602

Class I Shares
$27,925,909	=	$12.00
2,326,428

Class Y Shares
$9,101,008	=	$12.01
757,895

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Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Pursuant to those procedures, a fair value determination may be based upon several considerations, including, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the United States or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectuses regarding the purchase and redemption of Fund shares.

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How to Buy Shares

You may purchase shares of the Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.   The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

Though shareholders do not pay an initial sales charge at the time of purchase of Class C Shares, the Distributor compensates selling Financial Intermediaries by paying 1.00% of the purchase price for Class C Shares.  If Class C Shares are redeemed within approximately twelve months after purchase, shareholders are charged a contingent deferred sales charge (“CDSC”) of 1.00%.  You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of distributions or capital appreciation of shares redeemed.  Proceeds from the CDSC and the 1.00% payments made by the Fund under the Plan, on behalf of the Class C Shares of the Fund, in the first year after purchase are paid to the Distributor and are used in whole or in part by the Distributor to pay the Adviser for financing of the 1.00% up-front commission to Financial Intermediaries who sell Class C Shares.  Financial Intermediaries will generally become eligible to receive some or all of such payments one year after purchase.  The combination of the CDSC and the ongoing Plan fee on Class C Shares facilitates the ability of the Fund to sell Class C Shares without a sales charge being deducted at the time of purchase.  Imposition of the CDSC and the Plan fee on Class C Shares is limited by the FINRA asset-based sales charge rule.

The public offering price of Fund shares is the NAV per share plus any applicable sales charge.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s investment restrictions, policies and objectives and otherwise acceptable to the Adviser and the Board.  If accepted, the securities will be valued using the same criteria and methods as described in “Pricing of Fund Shares” in the Prospectuses.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to your Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

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The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

Redemptions In-Kind

The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A distribution in-kind is a taxable event for shareholders.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that may not be described in the Prospectuses.  This is not intended to be a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as substitutes for thorough tax planning.

Qualification as a Regulated Investment Company

The Fund has elected to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of the Code, as long as it is in the best interest of its shareholders.  To qualify as a regulated investment company, the Fund must distribute to its shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain other requirements (including diversification of assets and sources of income) discussed below.  By meeting these requirements, the Fund generally will not be subject to U.S. federal income tax on investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses, reported by the Fund as capital gain dividends) distributed to shareholders.  There can be no assurance that the Fund will meet all of the requirements for such qualification each year.

The Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers that the Fund controls (by owning 20% or more of the outstanding voting securities of such issuer) and which are engaged in the same or similar trades or businesses, or in the securities of qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option.

In addition to satisfying the requirements described above, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and net income from qualified publicly traded partnerships.

If, for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and any distributions would be taxable to the shareholders as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits.

Excise Tax on Regulated Investment Companies

Amounts, other than tax exempt interest, not distributed on a timely basis may be subject to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, the Fund must distribute during the calendar year an amount equal to the sum of (1) at least 98% of their ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98.2% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending October 31 of such year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any deficiencies from distributions in such prior years.

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Fund Distributions

The Fund’s policy is to declare dividends annually.  The Fund distributes all or substantially all (and in no event less than 90%) of its investment company taxable income each year.  Distributions of investment company taxable income, including net short-term capital gains, generally are taxable to shareholders as ordinary income.  Distributions of net long-term capital gains, if any, reported by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held its shares of the Fund.  In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid.  Shareholders will be notified annually as to the U.S. federal tax status of distributions.

If any net capital gains are retained by the Fund for reinvestment, requiring federal income taxes thereon to be paid by it, the Fund can elect to treat such capital gains as having been distributed to shareholders.  In that event, shareholders will report such capital gains as net capital gains, will be able to claim their share of federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their Fund shares by an amount equal to the difference between the amount of undistributed capital gains included in their gross income and the tax deemed paid.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any excess will be treated as gain from the sale of its shares, as discussed below.

Dividends of investment company taxable income paid by the Fund will qualify for the 70% dividends-received deduction generally available to corporate shareholders (other than certain corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends (as defined in the Code) received by the Fund from domestic corporations for the taxable year.  In addition, the dividends-received deduction for a corporate shareholder will be disallowed for shareholders who do not hold their shares in the Fund for at least 46 days during the 91-day period beginning 45 days before a share in the Fund becomes ex dividend with respect to such dividend and will be disallowed with respect to an investment in the Fund that is debt financed. Shareholders will be notified at the end of the year as to the amount of the dividends that qualify for the dividends-received deduction.

Alternative minimum tax (“AMT”) is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (“AMTI”) over an exemption amount.

For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation’s AMTI.  However, a corporate shareholder will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer’s adjusted current earnings over its AMTI, determined without regard to this item and the AMT net operating loss deduction) includable in AMTI.

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Distributions are taxable to shareholders whether received in cash or reinvested in additional shares of the Fund.  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the amount of the cash dividend that otherwise would have been distributable (where the additional shares are purchased in the open market), or the fair market value of the shares received, determined as of the reinvestment date.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for U.S. federal income tax purposes in each share so received equal to the value of a share on the reinvestment date.

In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

Certain of the options, futures contracts, and forward foreign currency exchange contracts in which the Fund may invest are so-called “section 1256 contracts.”  With certain exceptions, realized gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”).  Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the nondeductible 4% excise tax, on October 31 of each year) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisers in this regard.

Generally, the hedging transactions undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.  Since only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear.  The Fund may make one or more of the elections applicable to straddles available under the Code.  If an election is made, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined pursuant to the rules applicable to the election(s) made, which may accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses, and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not engage in such hedging transactions.

Gains or losses attributable to fluctuations in exchange rates resulting from transactions in a foreign currency generally are treated as ordinary income or ordinary loss.  These gains or losses may increase, decrease, or eliminate the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Investors should carefully consider the tax implications of buying shares prior to a distribution by the Fund.  The price of shares purchased at that time includes the amount of the forthcoming distributions.  Distributions by the Fund reduce the NAV of the Fund’s shares, and if a distribution reduces the NAV below a stockholder’s cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an economic or investment standpoint, it may constitute a partial return of capital.

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The Fund invests in stocks of real estate investment trusts, or REITs.  In order to qualify for the special tax treatment that effectively eliminates the corporate tax at the REIT level, REITs are required to distribute at least 90% of their net taxable income on an annual basis, earn certain percentages of their income from real estate assets, such as rent and interest on mortgages, and other generally passive income, and hold at least 75% of their assets in real estate and loans secured by mortgages on real estate.  However, there are numerous situations in which a REIT may incur and pay some amount of federal, state, local or foreign taxes.  A 4% nondeductible excise tax applies to certain undistributed REIT income.  In addition, REITs are subject to requirements related to their organization, tax reporting, diversity of stock ownership and sales of assets.  REITs frequently use taxable subsidiaries to conduct activities or earn income that might compromise their ability to qualify as a REIT.  REIT dividends generally are not “qualified dividends” eligible for the maximum 20% federal tax rate.  The REIT rules are complex.  Certain cure provisions may apply if a REIT violates a requirement, but nonetheless the failure to maintain REIT status could result in corporate income tax at the REIT level, thus resulting in a significant adverse impact to REIT shareholders.

The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”).  In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income.  Under the PFIC rules, distribution of accumulated earnings or gain from the sale of stock of the PFIC (referred to as an “excess distribution”) received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock.

The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders.  All excess distributions are taxable as ordinary income.

The Fund may be able to elect alternative tax treatment with respect to the PFIC stock it holds.  One election that is currently available, provided the appropriate information is received from the PFIC, requires the Fund to generally include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC.  If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply.  In addition, other elections may become available that would affect the tax treatment of PFIC stock held by the Fund.  The Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss, and the timing of the recognition of income and loss with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders by the Fund that holds PFIC stock, which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard.

Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers.  The Fund does not expect that they will qualify to elect to pass through to its shareholders the right to take a foreign tax credit for foreign taxes withheld from dividends and interest payments.

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The Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which include most corporations.  Under the backup withholding provisions, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of U.S. federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Company with their taxpayer identification numbers and their required certifications regarding their status under the U.S. federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate shareholders should provide the Fund with their taxpayer identification numbers and should certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and may be credited to a taxpayer’s U.S. federal tax liability if the appropriate documentation is provided.

Sale or Redemption of Shares

Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon its basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares.  Non-corporate shareholders are currently subject to tax at a maximum federal rate of 20% on capital gains resulting from the disposition of shares held for more than 12 months.  However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as a long-term capital loss if such shares have been held by the shareholder for six months or less.  Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income ($1,500 for married individuals filing separately).  An exchange from one share class within the Fund to another share class within the same Fund generally is not a taxable transaction, provided that such classes have identical rights with respect to Fund assets.

Foreign Shareholders

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts, and estates.  Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of Fund shares, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts received by such person, and, for non-individual foreign shareholders, a 30% branch profits tax.

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The Foreign Account Tax Compliance Act (“FATCA”)

A 30% withholding tax on your Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  Withholding under FATCA is required:  (i) with respect to certain distributions from your Fund beginning on July 1, 2014; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2017.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Fund will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

State and Local Tax Considerations

The Fund may be subject to state or local tax in jurisdictions in which the Fund is organized or may be deemed to be doing business.

Distributions may be subject to state and local income taxes.  In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from their treatment under the U.S. federal income tax laws.

The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the Fund and its shareholders.  Current and prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).   In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Trust’s Amended and Restated Agreement and Declaration of Trust dated as of September 27, 2011 (the “Declaration of Trust”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby materially changing the proportionate beneficial interest in a series or any class thereof.  Upon a series’ liquidation, all shareholders would share pro rata in the net assets of such series available for distribution to shareholders unless otherwise determined by the Trustees or otherwise provided by the Declaration of Trust.

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With respect to each series, the Trust may offer more than one class of shares.  The Trust reserves the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each series offers four classes of shares of beneficial interest – “Class A” Shares, “Class C” Shares, “Class Y” Shares, and “Class I” Shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  General liabilities of the Trust which are not readily identifiable as belonging to a specific series are allocated among any one or more series in a manner believed by the Trustees of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  On each matter submitted to a vote of shareholders, unless the Trustees determine otherwise, all shares of all series and classes shall vote together as a single class; provided, however, that: (i) as to any matter with respect to which a separate vote of any series or class is required by the 1940 Act or other applicable law or is required by attributes applicable to any series or class, such requirements as to a separate vote by that series or class shall apply; (ii) unless the Trustees determine that this clause (ii) shall not apply in a particular case, to the extent that a matter referred to in clause (i) above affects more than one series or class and the interests of each such series or class in the matter are identical, then the shares of all such affected series or classes shall vote together as a single class; and (iii) as to any matter which does not affect the interests of a particular series or class, only the holders of shares of the one or more affected series or classes shall be entitled to vote.  As determined by the Trustees, in their sole discretion, without the vote or consent of shareholders, (except as required by the 1940 Act) on any matter submitted to a vote of shareholders either (x) each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote or (y) each dollar of NAV (number of shares owned times NAV per share of the Trust, if no series shall have been established, or of such series or class, as applicable) shall be entitled to one vote on any matter on which such shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote.  Without limiting the power of the Trustees in any way to designate otherwise in accordance with the preceding sentence, the Trustees established that each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote.  There is no cumulative voting in the election of Trustees.  Shares may be voted in person or by proxy or in any manner provided for in the By-Laws or as determined by the Trustees.  A proxy may be given in writing, electronically, by telefax, or in any other manner provided for in the By-Laws or as determined by the Trustees.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees.  Except as specifically provided in the Declaration of Trust, the Trustees may, without shareholder vote, amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration supplemental thereto or an amended and restated Declaration.  Shareholders shall have the right to vote: (i) on any amendment which would affect their right to vote granted in the Declaration of Trust, (ii) on any amendment for which such vote is required by the 1940 Act and (iii) on any amendment submitted to them by the Trustees.  Any amendment required or permitted to be submitted to shareholders which, as the Trustees determine, shall affect the shareholders of one or more series or classes shall be authorized by vote of the shareholders of each series or class affected and no vote of shareholders of a series or class not affected shall be required.  Anything in the Declaration of Trust to the contrary notwithstanding, any amendment to Article VIII (Compensation, Limitation of Liability of Trustees) thereof shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of any persons protected thereby prior to such amendment.  The Trustees may without shareholder vote, restate or amend or otherwise supplement the By-Laws and the Certificate of Trust as the Trustees deem necessary or desirable.  The Trust or any series or class may be terminated by the Trustees by written notice to the series’ or class’ shareholders.  Unless so terminated, the Trust will continue indefinitely.

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Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

Financial statements certified by an independent registered public accounting firm will be sent to shareholders at least annually.  Since the Fund had not yet commenced operations as of the date of this SAI, no financial statements are available.

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APPENDIX A

DESCRIPTION OF CORPORATE DEBT RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered as upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody’s Investors Service, Inc.’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note:
Moody’s may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1

STANDARD & POOR’S RATINGS SERVICE

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:	An obligation rated ‘AA’ differs from the highest rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BBB, B, CCC, CC, C:
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

C1:	The rating C1 is reserved for income bonds on which no interest is being paid.
D:	Bonds rated D are in payment default, and payment of interest and/or repayment of principal is in arrears.
Plus (+) or Minus (-)	The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Description of S&P and Moody’s commercial paper ratings:

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign designation.  Capacity for timely payment on issues with an A-2 designation is strong.  However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s.  Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

A-2

APPENDIX B

BROOKFIELD INVESTMENT MANAGEMENT INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

JULY 2010

The Portfolio Proxy Voting Policies and Procedures (the “Policies and Procedures”) set forth the proxy voting policies, procedures and guidelines to be followed by Brookfield Investment Management Inc. and its subsidiaries (collectively, “BIM”) in voting portfolio proxies relating to securities that are held in the portfolios of the investment companies or other clients (“Clients”) for which BIM has been delegated such proxy voting authority.

A.	Proxy Voting Committee

BIM’s internal proxy voting committee (“Committee”) is responsible for overseeing the proxy voting process and ensuring that BIM meets its regulatory and corporate governance obligations in voting of portfolio proxies.

The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures, including any deviations by the proxy voting agent from the proxy voting guidelines (“Guidelines”) provided in Exhibit A attached hereto.

B.	Administration and Voting of Portfolio Proxies

1.	Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote on portfolio proxies, BIM owes a fiduciary duty to its Clients to monitor corporate events and to vote portfolio proxies consistent with the best interests of its Clients.  In this regard, BIM seeks to ensure that all votes are free from unwarranted and inappropriate influences.  Accordingly, BIM generally votes portfolio proxies in a uniform manner for its Clients and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, BIM generally view proxy voting as a way to enhance the value of the company’s stock held by the Clients.  Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, BIM’s primary consideration is the economic interests its Clients.

2.  Proxy Voting Agent

BIM may retain an independent third party proxy voting agent to assist BIM in its proxy voting responsibilities in accordance with these Policies and Procedures and in particular, with the Guidelines.  As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, BIM may consider the proxy voting agent’s research and analysis as part of BIM’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis.  BIM bears ultimate responsibility for how portfolio proxies are voted.  Unless instructed otherwise by BIM, the proxy voting agent, when retained, will vote each portfolio proxy in accordance with the Guidelines.   The proxy voting agent also will assist BIM in maintaining records of BIM’s portfolio proxy votes, including the appropriate records necessary for registered investment companies to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the Securities and Exchange Commission (“SEC”).

3.  Material Conflicts of Interest

BIM votes portfolio proxies without regard to any other business relationship between BIM and the company to which the portfolio proxy relates.  To this end, BIM must identify material conflicts of interest that may arise between a Client and BIM, such as the following relationships:

•
BIM provides significant investment advisory or other services to a portfolio company or its affiliates (the “Company”) whose management is soliciting proxies or BIM is seeking to provide such services;

•	BIM serves as an investment adviser to the pension or other investment account of the Company or BIM is seeking to serve in that capacity; or

•	BIM and the Company have a lending or other financial-related relationship.

In each of these situations, voting against the Company management’s recommendation may cause BIM a loss of revenue or other benefit.

BIM generally seeks to avoid such material conflicts of interest by maintaining separate investment decision-making and proxy voting decision-making processes.  To further minimize possible conflicts of interest, BIM and the Committee employ the following procedures, as long as BIM determines that the course of action is consistent with the best interests of the Clients:

•
If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, BIM will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to BIM on how to vote on the matter (i.e., case-by-case); or

•
If the previous procedure does not provide an appropriate voting recommendation, BIM may retain an independent fiduciary for advice on how to vote the proposal or the Committee may direct BIM to abstain from voting because voting on the particular proposal is impracticable and/or is outweighed by the cost of voting.

4.  Certain Foreign Securities

Portfolio proxies relating to foreign securities held by Clients are subject to these Policies and Procedures.  In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact to the security, such as “share-blocking.”  If BIM votes on the portfolio proxy, share-blocking may prevent BIM from selling the shares of the foreign security for a period of time.  In determining whether to vote portfolio proxies subject to such restrictions, BIM, in consultation with the Committee, considers whether the vote, either in itself or together with the votes of other shareholders, is expected to affect the value of the security that outweighs the cost of voting.  If BIM votes on a portfolio proxy and during the “share-blocking period,” BIM would like to sell the affected foreign security, BIM, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

C.  Fund Board Reporting and Recordkeeping

BIM will prepare periodic reports for submission to the Boards of Directors/Trustees of its affiliated funds (the “Funds”) describing:

•
any issues arising under these Policies and Procedures since the last report to the Fund’s Boards of Directors/Trustees and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•
any proxy votes taken by BIM on behalf of the Funds since the last report to the Fund’s Boards of Directors/Trustees that deviated from these Policies and Procedures, with reasons for any such deviations.

In addition, no less frequently than annually, BIM will provide the Boards of Directors/Trustees of the Funds with a written report of any recommended changes based upon BIM’s experience under these Policies and Procedures, evolving industry practices and developments in the applicable laws or regulations.

BIM will maintain all records that are required under, and in accordance with, the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, which include, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	records of written client requests for proxy voting information and any written responses of BIM to such requests; and

•	any written materials prepared by BIM that were material to making a decision in how to vote, or that memorialized the basis for the decision.

D.  Amendments to these Procedures

The Committee shall periodically review and update these Policies and Procedures as necessary.  Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Board of Directors of BIM and to the Boards of Directors/Trustees of the Funds for review and approval.

E.  Proxy Voting Guidelines

Guidelines are available upon request.

BROOKFIELD INVESTMENT FUNDS
(THE “REGISTRANT”)

PART C – OTHER INFORMATION

Item 28.         Exhibits.

(a)(1)	Certificate of Trust as filed with the State of Delaware on May 12, 2011.(1)

(a)(2)	Amended and Restated Agreement and Declaration of Trust dated September 27, 2011.(2)

(b)	By-laws of Registrant dated September 27, 2011.(2)

(c)	Instruments Defining Rights of Security Holders.

(1) Articles II, VI, VII, and IX of the Amended and Restated Agreement and Declaration of Trust.(2)

(2) Article IV of the By-laws of Registrant.(2)

(d)(1)	Form of Investment Advisory Agreement between Registrant, on behalf of its series, Brookfield Global Listed Real Estate Fund, and Brookfield Investment Management Inc.(2)

(d)(2)	Form of Investment Advisory Agreement between Registrant, on behalf of its series, Brookfield Global Listed Infrastructure Fund, and Brookfield Investment Management Inc.(2)

(d)(3)	Form of Investment Advisory Agreement between Registrant, on behalf of its series, Brookfield Global High Yield Fund, and Brookfield Investment Management Inc.(2)

(d)(4)	Form of Investment Advisory Agreement between Registrant, on behalf of its series, Brookfield High Yield Fund, and Brookfield Investment Management Inc.(2)

(d)(5)	Form of Investment Advisory Agreement between Registrant, on behalf of its series, Brookfield U.S. Listed Real Estate Fund, and Brookfield Investment Management Inc.(6)

(e)(1)	Form of Distribution Agreement between Registrant and Quasar Distributors, LLC.(2)

(e)(2)	First Amendment to the Distribution Agreement.(6)

(f)	Not applicable.

(g)(1)	Form of Custody Agreement between Registrant and U.S. Bank National Association.(2)

(g)(2)	Amendment to the Custody Agreement.(6)

(h)(1)	Form of Administration Agreement between Registrant, on behalf of its series, Brookfield Global Listed Real Estate Fund, and Brookfield Investment Management Inc.(2)

(h)(2)	Form of Administration Agreement between Registrant, on behalf of its series, Brookfield Global Listed Infrastructure Fund, and Brookfield Investment Management Inc.(2)

(h)(3)	Form of Administration Agreement between Registrant, on behalf of its series, Brookfield Global High Yield Fund, and Brookfield Investment Management Inc.(2)

(h)(4)	Form of Administration Agreement between Registrant, on behalf of its series, Brookfield High Yield Fund, and Brookfield Investment Management Inc.(2)

(h)(5)	Form of Administration Agreement between Registrant, on behalf of its series, Brookfield U.S. Listed Real Estate Fund, and Brookfield Investment Management Inc.(6)

(h)(6)	Form of Fund Sub-Administration Servicing Agreement between Brookfield Investment Management Inc. with respect to the Registrant and U.S. Bancorp Fund Services, LLC.(2)

(h)(7)	Amendment to the Fund Sub-Administration Servicing Agreement.(6)

(h)(8)	Form of Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(h)(9)	Amendment to the Fund Accounting Servicing Agreement.(6)

(h)(10)	Form of Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(h)(11)	Amendment to the Transfer Agent Servicing Agreement.(6)

(h)(12)	Form of Operating Expenses Limitation Agreement.(2)

(h)(13)	Operating Expenses Limitation Agreement (U.S. Listed Real Estate Fund).(6)

(i)(1)	Legal Opinion and Consent of Richards, Layton & Finger, special Delaware Counsel for Registrant.(3)

(i)(2)	Legal Opinion and Consent of [ ] regarding legality of shares (U.S. Listed Real Estate Fund).(6)

(j)(1)	Consent of Independent Registered Public Accounting Firm.(6)

(j)(2)	Consent of Paul Hastings LLP.(5)

(j)(3)	Powers of Attorney of Trustees and Officers of Registrant.(2)

(j)(4)	Powers of Attorney for Ms. Goldman and Mr. McFarland.(4)

(k)	Not applicable.

(l)(1)	Purchase Agreement between Registrant and Brookfield Investment Management Inc. dated October 24, 2011.(3)

(l)(2)	Purchase Agreement between Registrant and Brookfield Investment Management Inc. (U.S. Listed Real Estate Fund).(6)

(m)(1)	Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares.(2)

(m)(2)	Amendment to Schedule A to the Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares.(6)

(m)(3)	Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares.(2)

(m)(4)	Amendment to Schedule A to the Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares.(6)

(n)	Rule 18f-3 Plan.(2)

(p)(1)	Code of Ethics of Registrant, Brookfield Investment Management Inc. and its affiliates.(2)

(p)(2)	Code of Ethics of Quasar Distributors, LLC.(2)

(1) Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (1933 Act File No. 333-174323) as filed with the Commission on May 18, 2011.

(2) Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (1933 Act File No. 333-174323) as filed with the Commission on October 4, 2011.

(3) Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (1933 Act File No. 333-174323) as filed with the Commission on November 4, 2011.

(4) Incorporated by reference to the Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (1933 Act File No. 333-174323) as filed with the Commission on April 30, 2013.

(5) Filed herewith.

(6) To be filed by Amendment.

Item 29.         Persons controlled by or Under Common Control with the Fund.

The Registrant, a diversified, open-end management investment company organized as a statutory trust under the laws of the State of Delaware, may be deemed to be under common control with Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector High Income Fund, Inc., Helios Strategic Income Fund, Inc., Brookfield Total Return Fund Inc., Helios High Yield Fund, each a diversified, closed-end management investment company organized as a Maryland Corporation, Brookfield Global Listed Infrastructure Income Fund Inc., a non-diversified, closed-end management investment company organized as a Maryland corporation and Brookfield Mortgage Opportunity Income Fund Inc., a diversified closed-end management investment company organized as a Maryland corporation.

Item 30.         Indemnification.

Pursuant to 12 Del. C. § 3817, subject to such standards and restrictions, if any, as are set forth in the governing instrument of a statutory trust, a statutory trust shall have the power to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever.

The Registrant has purchased insurance on behalf of its officers and Trustees protecting such persons from liability arising from their activities as officers or Trustees of the Registrant.  The insurance policy has certain exclusions, including, but not limited to, those acts determined to be fraudulent, dishonest or criminal acts or omissions and improper personal profit or advantage.

Reference is made to the provisions of Article VIII, Sections 8.2, 8.4, 8.5 and 8.6 of the Registrant’s Amended and Restated Agreement and Declaration of Trust.Incorporated by reference to the Registrant’s Pre-Effective  Amendment No. 1 to the Registration Statement on Form N-1A (1933 Act File No. 333-174323) as filed with the  Commission on October 4, 2011.

Reference is made to Section 7 of the Form of Distribution Agreement between Registrant and Quasar Distributors, LLC.Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on  Form N-1A (1933 Act File No. 333-174323) as filed with the Commission on October 4, 2011.

Item 31.         Business and Other Connections of Investment Adviser.

Brookfield Investment Management Inc. (“BIM”), a Delaware corporation and a registered investment adviser under the Investment Advisers Act of 1940, serves as investment adviser to the Registrant.  BIM’s offices are located at Brookfield Place, 250 Vesey Street, New York, New York 10281-1023.  Information as to the officers and directors of BIM is included in its current Form ADV (File No. 801-34605) filed with the Securities and Exchange Commission.

Item 32.         Principal Underwriters.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Intrepid Capital Management Funds Trust
Advisors Series Trust	IronBridge Funds, Inc.
Aegis Funds	Jacob Funds, Inc.
Aegis Value Fund, Inc.	Jacob Funds II
Allied Asset Advisors Funds	Jensen Portfolio, Inc.
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brandywine Fund, Inc.	Merger Fund
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
Empiric Funds, Inc.	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers

Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Wexford Trust/PA
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy SPARX Funds Trust	WY Funds
Hotchkis & Wiley Funds	YCG Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)       This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(2)       This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(3)       This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable

  Item 33.         Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, relating to the Registrant are maintained at the following offices:

1.            Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street
New York, New York 10281-1023

2.            U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

3.            U.S. Bank National Association
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

4.            Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Item 34.         Management Services.

None.

Item 35.         Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BROOKFIELD INVESTMENT FUNDS, has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of August 2013.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Kim G. Redding
Kim G. Redding
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	SIGNATURE	CAPACITY	DATE

	/s/ Kim G. Redding	President and Trustee	August 30, 2013
Kim G. Redding

	/s/ Heather Goldman*	Trustee	August 30, 2013
Heather Goldman

	/s/ Angela Ghantous	Treasurer	August 30, 2013
Angela Ghantous

	/s/ Rodman L. Drake*	Trustee and Chairman of the Board	August 30, 2013
Rodman L. Drake

	/s/ Louis P. Salvatore*	Trustee	August 30, 2013
Louis P. Salvatore

	/s/ Edward A. Kuczmarski*	Trustee	August 30, 2013
Edward A. Kuczmarski

	/s/ Stuart McFarland*	Trustee	August 30, 2013
Stuart McFarland

*By:	/s/ Brian F. Hurley
Brian F. Hurley
Attorney-In-Fact, pursuant to Power of Attorney

Exhibit List

(j)(2)           Consent of Paul Hastings LLP.